The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY PROSPECTUS DATED MARCH 1, 2004
SUBJECT TO COMPLETION

CONSTELLATION FUNDS
(formerly Alpha Select Funds)

Prospectus

March [   ], 2004

Constellation TIP Small Cap Value Opportunities Fund

Constellation TIP Financial Services Fund

Constellation TIP Healthcare & Biotechnology Fund

Constellation TIP Tax Managed U.S. Equity Fund

Constellation Clover Large Cap Value Fund

Constellation Clover Core Value Fund

Constellation Clover Small Cap Value Fund

Constellation Clover Core Fixed Income Fund

Constellation Chartwell Ultra Short Duration Fixed Income Fund

Constellation Chartwell Short Duration Fixed Income Fund

Constellation Chartwell High Yield Fund

Constellation HLAM Large Cap Value Fund

Constellation Strategic Value and High Income Fund

Investment Adviser:

Constellation Investment Management Company, LP

Investment Sub-Advisers:

Turner Investment Partners, Inc.

Clover Capital Management, Inc.

Chartwell Investment Partners

Hilliard Lyons Asset Management

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS

ABOUT THIS PROSPECTUS

Constellation Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class I and Class II Shares of the Constellation Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each Fund. For more detailed information about the Funds, please see:

XX    Constellation TIP Small Cap Value Opportunities Fund

XX    Constellation TIP Financial Services Fund

XX    Constellation TIP Healthcare & Biotechnology Fund

XX    Constellation TIP Tax Managed U.S. Equity Fund

XX    Constellation Clover Large Cap Value Fund

XX    Constellation Clover Core Value Fund

XX    Constellation Clover Small Cap Value Fund

XX    Constellation Clover Core Fixed Income Fund

XX    Constellation Chartwell Ultra Short Duration Fixed Income Fund

XX    Constellation Chartwell Short Duration Fixed Income Fund

XX    Constellation Chartwell High Yield Fund

XX    Constellation HLAM Large Cap Value Fund

XX    Constellation Strategic Value and High Income Fund

XX    Investments and Portfolio Management

XX    Purchasing, Selling and Exchanging Constellation Funds

XX    Dividends, Distributions and Taxes

XX    Financial Highlights

To obtain more information about Constellation Funds, please refer to the back cover of the Prospectus.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

INTRODUCTION

Risk/Return Information Common to the Funds

Each Fund is a mutual fund. Generally, a mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Constellation Investment Management Company, LP (“CIMCO”) serves as the investment adviser for each Fund.

Turner Investment Partners, Inc. (“TIP”) serves as the sub-adviser to the Constellation TIP Small Cap Value Opportunities Fund, Constellation TIP Financial Services Fund, Constellation TIP Healthcare & Biotechnology Fund and Constellation TIP Tax Managed U.S. Equity Fund.

Clover Capital Management, Inc. (“Clover”) serves as the sub-adviser for the Constellation Clover Large Cap Value Fund, Constellation Clover Core Value Fund, Constellation Clover Small Cap Value Fund and Constellation Clover Core Fixed Income Fund.

Chartwell Investment Partners (“Chartwell”) serves as the sub-adviser to the Constellation Chartwell Ultra Short Duration Fixed Income Fund, Constellation Chartwell Short Duration Fixed Income Fund, and Constellation Chartwell High Yield Fund.

Hilliard Lyons Assets Management (“HLAM”) serves as the sub-adviser to the Constellation HLAM Large Cap Value Fund.

CIMCO (the “Adviser”) and TIP, Clover, Chartwell and HLAM (the “Sub-Advisers”) invest Fund assets in a way that they believe will help the Funds achieve their objectives. Still, investing in the Funds involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser’s and Sub-Advisers’ judgment about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an adviser does, you could lose money on your investment in the Funds. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. Some Funds are more exposed to a single segment or sector of the economy than others and the amount of exposure that a given Fund has to a specific segment or sector may have a large impact on its performance. The effect on a Fund’s share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings across issuers, industries or sectors.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

CONSTELLATION TIP SMALL CAP VALUE OPPORTUNITIES FUND

Fund Summary

Ticker Symbol – [  ]

CUSIP – [  ]

Fund Number – [  ]

Investment Objective – Seeks long-term capital growth

Investment Focus – Common stocks of undervalued small capitalization companies

Share Price Volatility – Medium/High

Principal Investment Strategy – Attempts to identify small companies that have the potential for growth and that appear to be trading below their perceived value

Investor Profile – Investors seeking long-term total return who can withstand the share price volatility of small cap equity investing

Principal Strategy

The Constellation TIP Small Cap Value Opportunities Fund invests primarily (at least 80% of its net assets) in equity securities of small capitalization companies that the sub-adviser, TIP, believes have the potential for growth and that appear to be trading below their perceived value. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. Most of these companies are based in the U.S., but some may be headquartered in or doing a substantial portion of their business overseas. In pursuing its objective, the Fund may invest in securities convertible into small cap equity securities and securities issued by non-U.S. small cap companies. A small capitalization company is one that has a market capitalization at the time of purchase that is within the range of market capitalizations represented in the Russell 2000 Value Index.

The Fund will invest in securities of companies operating in a broad range of industries based primarily on a fundamental analysis of each company and due consideration of such characteristics as price-cash flow, price-earnings and price-book value ratios. TIP looks for companies with quality management teams that can take advantage of unique product opportunities, with an emphasis on companies that TIP believes are undervalued by the market. TIP employs a quantitative approach to determine whether a company’s share price reflects its perceived value.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Small cap stocks may be very volatile and the price movements of the Fund’s shares may reflect that volatility. Such volatility may make selling a large quantity of shares of one issuer more difficult.

Investing in issuers in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax consequences.

Performance Information

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Class II Shares since the Fund’s inception.1

2003       54.13%

1 The performance shown above is based on a calendar year. From its inception on March 4, 2002 until April     , 2004, the Fund operated as the Turner Small Cap Value Opportunities Fund, a portfolio of the Turner Funds and was advised by Turner Investment Management, LLC,, a majority-owned subsidiary of TIP. On April     , 2004, the Turner Small Cap Value Opportunities Fund was reorganized with and into the Constellation TIP Small Cap Value Opportunities Fund.

Best Quarter	Worst Quarter
18.97%	-4.60%
(06/30/03)	(03/31/03)

This table compares the Fund’s average annual total returns for the periods ended December 31, 2003 to those of the Russell 2000 Value Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

		Since Inception
	1 Year	(3/4/02)

Constellation TIP Small Cap Value Opportunities Fund – Class II Shares
Before taxes on distributions	54.13%	25.29%
After taxes on distributions	53.38%	24.94%
After taxes on distributions and sale of shares	35.21%	21.57%
Russell 2000 Value Index[1]	46.03%	9.94%[2]

1 The Russell 2000 Value Index is a widely-recognized index of smaller companies with lower price-to-book ratios and lower forecasted growth values.

2 The calculation date for the index is March 4, 2002.

What is an Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

Class II Shares
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%[1]

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Class II Shares
Investment Advisory Fees	0.95%[2]
Distribution (12b-1) Fees	0.25%
Other Expenses	2.44%

Total Annual Fund Operating Expenses	3.64%
Fee Waivers and Expense Reimbursements	(2.19)%[3]
Net Total Operating Expenses	1.45%

1 Applies only to redemptions within 90 days of purchase. At this time, purchases of Class II Shares of the Fund will not be subject to the redemption fee described above. The Fund will notify all existing shareholders if and when it decides to implement the fee.

2 The advisory fee is subject to a performance adjustment based on the Fund’s performance relative to the performance of the Russell 2000 Value Index. Beginning April     , 2005, this fee may range from 0.80% to 1.10%, depending on the Fund’s performance.

3 CIMCO has contractually agreed to waive fees and to reimburse expenses in order to keep the Fund’s “Other Expenses” from exceeding 0.25% through January 31, 2006.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Constellation TIP Small Cap Value Opportunities Fund – Class II Shares	$148	$693	$1,495	$3,598

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

CONSTELLATION TIP FINANCIAL SERVICES FUND

Fund Summary

Ticker Symbol – [  ]

CUSIP – [  ]

Fund Number – [  ]

Investment Objective – Seeks long-term capital appreciation

Investment Focus – Common stocks of U.S. financial services firms

Share Price Volatility – High

Principal Investment Strategy – Attempts to identify U.S. financial services firms with strong growth potential

Investor Profile – Investors who want capital appreciation and who can withstand the risks of industry focused equity investing

Principal Strategy

The Constellation TIP Financial Services Fund invests primarily (at least 80% of its net assets) in common stocks and other equity securities of U.S. financial services companies, including banks, brokerage houses, insurance companies and investment advisory companies, that the sub-adviser, TIP, believes have above average growth potential. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. These securities may be traded over the counter or listed on an exchange. TIP also invests in financial services companies that it believes to be potential merger or acquisition targets. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

TIP pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if TIP detects deterioration in the company’s earnings growth potential.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies’ securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Since the Fund’s investments are concentrated in the financial services sector, they are subject to the risk that the financial services sector will underperform the broader market, as well as the risk that issuers in that sector will be impacted by market conditions, legislative or regulatory changes, or competition. The Fund may be more susceptible to changes in interest rates and other market and economic factors that affect financial services firms, including the effect of interest rate changes on the share prices of those financial services firms. In addition, if TIP incorrectly predicts that a company will be involved in a merger or other transaction, the Fund may lose any premium it paid for these stocks, and ultimately may realize a lower return if the company is not involved in a merger or acquisition transaction.

The Fund is subject to further risk that the stocks of technology-oriented financial services companies, both current and emerging, may underperform other segments of the equity market or the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings that continue to expand could cause financial services companies to become increasingly sensitive to short product cycles and aggressive pricing.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. In addition, the Fund invests in companies that TIP believes have strong earnings growth potential. TIP’s investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

Performance Information

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class I Shares from year to year since the Fund’s inception.1

1997	55.55%
1998	-9.12%
1999	18.40%
2000	31.28%
2001	-15.80%
2002	-16.90%
2003	44.90%

1 The performance information above is based on a calendar year. The Fund commenced operations on May 22, 1996. The performance shown for periods prior to November 9, 2001 reflects the performance of the Titan Financial Services Fund, which TIP managed from June 17, 2001 until November 9, 2001, when it merged with the Turner Financial Services Fund. On April     , 2004, the Turner Financial Services Fund was reorganized with and into the Constellation TIP Financial Services Fund.

Best Quarter	Worst Quarter
24.99%	-26.02%
(9/30/00)	(9/30/98)

This table compares the Fund’s average annual total returns for the periods ended December 31, 2003 to those of the S&P 500 Financials Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

			Since Inception
	1 Year	5 Year	(5/22/96)

Constellation TIP Financial Services Fund – Class I Shares
Before taxes on distributions	44.90%	9.53%	13.69%
After taxes on distributions	40.68%	7.20%	11.54%
After taxes on distributions and sale of shares	29.51%	7.22%	11.09%
S&P 500 Financials Index[1]	31.01%	5.91%	14.17%[2]

1 The S&P 500 Financials Index is a capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index designed to measure the performance of the financial sector of the S&P 500 Index.

2 The calculation date for the index is May 31, 1996.

What is an Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

Class I Shares
Redemption Fee
(as a percentage of amount redeemed, if applicable)	2.00%%[1]

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Class I Shares
Investment Advisory Fees	1.10%[2]
Distribution (12b-1) Fees	None
Other Expenses	0.72%[3]

Total Annual Fund Operating Expenses	1.82%

1 Applies to redemptions within 90 days of purchase. At this time, purchases of Class I Shares of the Fund will not be subject to the redemption fee described above. The Fund will notify all existing shareholders if and when it decides to implement the fee.

2 The advisory fee is subject to a performance adjustment based on the Fund’s performance relative to the performance of the S&P 500 Financials Index, and this fee may range from 0.75% to 1.25% depending on the Fund’s performance. Because the Fund’s predecessor Fund, the Turner Financial Services Fund, was subject to a performance-based fee prior to its reorganization into the Constellation Trust on April _, 2004, the performance-based adjustment for this Fund is already being implemented.

3 CIMCO has voluntarily committed to waive fees and reimburse expenses to keep the Fund’s “Other Expenses” from exceeding 0.40% through January 31, 2006. CIMCO may discontinue this arrangement at any time, but has no present intent to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Constellation TIP Financial Services Fund – Class I Shares	$185	$573	$985	$2,137

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

CONSTELLATION TIP HEALTHCARE & BIOTECHNOLOGY FUND

Fund Summary

Ticker Symbol – [  ]

CUSIP – [  ]

Fund Number – [  ]

Investment Objective – Seeks long-term capital appreciation

Investment Focus – Common stocks of companies that are involved in the healthcare and biotechnology industries

Share Price Volatility – High

Principal Investment Strategy – Attempts to identify attractively priced healthcare and biotechnology companies that have strong earnings growth prospects

Investor Profile – Investors seeking long-term growth of capital who can withstand the share price volatility of industry focused equity investing

Principal Strategy

The Constellation TIP Healthcare & Biotechnology Fund invests primarily (at least 80% of its net assets) in equity securities of healthcare and biotechnology companies that are traded in the U.S. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. These securities may be traded over the counter or listed on an exchange.

Healthcare companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. Biotechnology companies are those that engage in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. It is not expected that the Fund will own a substantial amount of securities that pay dividends.

While the Fund typically invests in the common stocks of medium to large capitalization companies, it may invest in companies of any size or any industry in order to achieve its goal. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. government securities, and enter into repurchase agreements. TIP pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if TIP detects deterioration in the company’s earnings growth potential.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies’ securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund will concentrate in the healthcare sector. Because its investments are concentrated in issuers conducting business in the same industry, the Fund’s performance may be impacted by legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry in greater proportion than funds that are more diversified by sector. In addition, the Fund is subject to the risk that healthcare and biotechnology stocks may underperform other segments of the equity market or the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings that continue to expand could cause healthcare and biotechnology companies to become increasingly sensitive to short product cycles and aggressive pricing. Furthermore, the types of products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a company’s market value and/or share price.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. Many biotechnology companies are relatively small and have thinly traded equity securities, may not yet offer products or offer a simple product and may have persistent losses during a new product’s transition from development to production or erratic revenue patterns. Furthermore, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.

The Fund invests in companies that TIP believes have strong earnings growth potential. TIP’s investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified Fund. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

Performance Information

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Class II Shares since the Fund’s inception.1

2002	-19.98
2003	38.09%

1 The performance shown above is based on a calendar year. From its inception on February 28, 2001 until April _, 2004, the Fund operated as the Turner Healthcare & Biotechnology Fund, a portfolio of the Turner Funds and was advised by TIP. On April _, 2004, the Turner Healthcare & Biotechnology Fund was reorganized with and into the Constellation TIP Healthcare & Biotechnology Fund.

Best Quarter	Worst Quarter
12.52%	-14.08%
(06/30/03)	(06/30/02)

This table compares the Fund’s average annual total returns for the periods ended December 31, 2003 to those of the S&P 500 Healthcare Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

		Since Inception
	1 Year	(2/28/01)

Constellation TIP Healthcare & Biotechnology Fund – Class II Shares
Before taxes on distributions	38.09%	10.90%
After taxes on distributions	38.08%	10.87%
After taxes on distributions and sale of shares	24.78%	9.37%
S&P 500 Healthcare Index[1]	15.05%	-3.90%[2]

1 The S&P 500 Healthcare Index is a widely-recognized, equally-weighted performance index, adjusted for capital gains distribution and income dividends, of securities of companies engaged in the healthcare, biotechnology and medical industries.

2 The calculation date for the index is February 28, 2001.

What is an Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

Class II Shares
Redemption Fee
(as a percentage of amount redeemed, if applicable)	2.00%[1]

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Class II Shares
Investment Advisory Fees	0.91%[2]
Distribution (12b-1) Fees	None
Total Other Expenses	0.72%[3]

Shareholder Servicing Fee	0.25%[4]
Total Annual Fund Operating Expenses	1.63%

1 Applies only to redemptions within 90 days of purchase. At this time, purchases of Class II Shares of the Fund will not be subject to the redemption fee described above. The Fund will notify all existing shareholders if and when it has decided to implement the fee.

2 The advisory fee is subject to a performance adjustment based on the Fund’s performance relative to the performance of the S&P 500 Healthcare Index, and this fee may range from 0.75% to 1.25% depending on the Fund’s performance. Because the Fund’s predecessor Fund, the Turner Healthcare & Biotechnology Fund, was subject to a performance-based fee prior to its reorganization into the Constellation Trust on April _, 2004, the performance-based adjustment for this Fund is already being implemented.

3 CIMCO has voluntarily committed to waive fees and reimburse expenses to keep the Fund’s “Total Other Expenses” from exceeding 0.75% through January 31, 2006. CIMCO may discontinue this arrangement at any time, but has no present intent to do so.

4 The Shareholder Servicing Fee is included as part of the Fund’s “Total Other Expenses” and is presented here for information purposes only.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under “Total Annual Fund Operating Expenses” and you reinvest all dividends and distributions. This Example does not include any performance fee adjustment. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Turner Healthcare & Biotechnology Fund – Class II Shares	$166	$514	$887	$1,933

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

CONSTELLATION TIP TAX MANAGED U.S. EQUITY FUND

Fund Summary

Ticker Symbol — [   ]

CUSIP — [   ]

Fund Number — [   ]

Investment Objective — Seeks long-term capital appreciation while attempting to minimize the impact of taxes on the returns earned by shareholders

Investment Focus — Common stocks of U.S. companies

Share Price Volatility — High

Principal Investment Strategy — Attempts to identify companies with strong growth potential, and to buy, sell and hold the stocks of these companies in a way that minimizes taxable distributions to shareholders

Investor Profile — Investors seeking long-term growth of capital who desire to invest in a fund that emphasizes deferral of current tax liability

Principal Strategy

The Constellation TIP Tax Managed U.S. Equity Fund invests primarily (at least 80% of its net assets) in common stocks of U.S. companies that the sub-adviser, TIP, considers to have strong growth potential. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. TIP seeks stocks that are favorably priced in relation to their fundamental value and will likely grow over time. These securities may be traded over the counter or listed on an exchange. While the Fund typically invests in the common stocks of large to medium sized companies, it may invest in companies of any size or any industry in order to achieve its goal.

TIP manages the Fund using an investment strategy that is sensitive to the potential impact of personal income tax on shareholders’ investment returns. The Fund’s tax-sensitive investment strategy is intended to lead to lower distributions of income and realized capital gains than funds managed without regard to federal income tax consequences. It expects to employ a number of strategies to minimize taxable distributions to shareholders.

In selecting companies, TIP typically invests for the long term and chooses securities that it believes offer strong opportunities for long-term growth of capital. When deciding to sell a security, TIP considers the negative tax impact of realized capital gains and, if applicable, the positive tax impact of realized capital losses. However, TIP may sell a security at a realized gain if it determines that the potential tax cost is outweighed by the risk of owning the security, or if more attractive investment opportunities are available.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies’ securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. The Fund is also subject to the risk that the Fund’s tax-sensitive investment strategy may not be successful in limiting taxable income and realized capital gains, and that shareholder redemptions may force the Fund to sell securities at an inappropriate time, resulting in realized gains.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

The Fund is designed for long-term taxable investors. While the Fund tries to reduce the extent to which shareholders incur taxes on Fund distributions of income and net realized gains, the Fund does expect to distribute taxable income and/or capital gains from time to time. Investors may also realize capital gains when they sell their shares.

Consistent with its tax-sensitive mandate, the Fund may buy and sell securities frequently. This will result in higher transaction costs than for a fund that employs simply a “buy and hold” approach, and may also generate higher tax liabilities.

Performance Information

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Class II Shares since the Fund’s inception.1

2002	-27.11%
2003	34.79%

1 The performance shown above is based on a calendar year. From its inception on February 28, 2001, until April _, 2004, the Fund operated as the Turner Tax Managed U.S. Equity Fund, a portfolio of the Turner Funds and advised by TIP. On April _, 2004, the Turner Tax Managed U.S. Equity Fund was reorganized with and into the Constellation TIP Tax Managed U.S. Equity Fund.

Best Quarter	Worst Quarter
15.61%	-16.80%
(06/30/03)	(9/30/02)

This table compares the Fund’s average annual total returns for the periods ended December 31, 2003 to those of the S&P 500 Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

		Since Inception
	1 Year	(2/28/01)
Constellation TIP Tax Managed U.S. Equity Fund – Class II Shares
Before taxes on distributions	34.79%	-3.84%
After taxes on distributions	34.79%	-3.84%
After taxes on distributions and sale of shares	22.61%	-3.25%
S&P 500 Index[1]	28.69%	-2.21%[2]

1 The S&P 500 Index is a widely-recognized, market value-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of U.S. companies chosen for market size, liquidity and industry group representation.

2 The calculation date for the index is February 28, 2001.

What is an Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

Class II Shares
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%[1]

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Class II Shares
Investment Advisory Fees	0.75%[2]
Distribution (12b-1) Fees	None
Total Other Expenses	1.39%
Shareholder Servicing Fee	0.25%[3]

Total Annual Fund Operating Expenses	2.14%
Fee Waivers and Expense Reimbursements	(0.89)%[4]
Net Total Operating Expenses	1.25%

1 Applies only to redemptions within 90 days of purchase.

2 The advisory fee is subject to a performance adjustment based on the Fund’s performance relative to the performance of the S&P 500 Index. Beginning April      , 2005, this fee may range from 0.60% to 0.90%, depending on the Fund’s performance.

3 The Shareholder Servicing Fee is included as part of the Fund’s “Total Other Expenses” and is presented here for information purposes only.

4 CIMCO has contractually agreed to waive advisory fees and reimburse expenses to keep the Fund’s “Total Other Expenses” from exceeding 0.50%. through January 31, 2006.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Constellation TIP Tax Managed U.S. Equity Fund – Class II Shares	$127	$493	$988	$2,327

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

CONSTELLATION CLOVER LARGE CAP VALUE FUND

Fund Summary

Ticker Symbol – [  ]

CUSIP – [  ]

Fund Number – [  ]

Investment Objective – Seeks long-term total return

Investment Focus – U.S. large cap common stocks

Share Price Volatility – Medium

Principal Investment Strategy – Attempts to identify U.S. large capitalization companies with low valuations and attractive relative dividend yields

Investor Profile – Investors seeking long-term total return who can withstand the share price volatility of equity investing

Principal Strategy

The Constellation Clover Large Cap Value Fund invests primarily (at least 80% of its net assets) in common stocks and other equity securities of U.S. companies with large market capitalizations that the sub-adviser, Clover, believes have low valuations and attractive dividend yields relative to the market or to their own trading history. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. Large cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 1000 Value Index. The Fund invests in securities of companies operating in a broad range of industries based primarily on characteristics such as price-cash flow, dividend yield, price-earnings and price-book value ratios. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies’ securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is subject to the risk that large capitalization value stocks may underperform other segments of the equity market, or the equity markets as a whole. Clover’s approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process. The out-of-favor and undervalued companies the Fund invests in may be more vulnerable to negative investor sentiment or adverse business or economic events than more growth-oriented companies.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Performance Information

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class I Shares from year to year since the Fund’s inception.1

1998	13.68%
1999	13.75%
2000	12.09%
2001	-15.00%
2002	-17.78%
2003	29.72%

1 The performance information shown above is based on a calendar year. From the Fund’s inception on October 31, 1997 until May 1, 2001, the Fund operated as the Clover Max Cap Value Fund and was advised by Clover. On May 1, 2001, the shareholders of the Clover Max Cap Value Fund voted to approve TIP as the Fund’s investment adviser and Clover as the sub-adviser, and from that date until April      , 2004, the Fund operated as the Turner Large Cap Value Fund. On April      , 2004, the Turner Large Cap Value Fund was reorganized with and into the Constellation Clover Large Cap Value Fund.

Best Quarter	Worst Quarter
23.03%	-18.94%
(12/31/98)	(09/30/02)

This table compares the Fund’s average annual total returns for the periods ended December 31, 2003, to that of the Russell 1000 Value Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

			Since Inception
	1 Year	5 Years	(10/31/97)

Constellation Clover Large Cap Value Fund – Class I Shares
Before taxes on distributions	29.72%	2.94%	4.73%
After taxes on distributions	29.59%	1.72%	3.57%
After taxes on distributions and sale of shares	19.46%	1.86%	3.42%
Russell 1000 Value Index[1]	30.03%	3.56%	6.57%[2]

1 The Russell 1000 Value Index measures the performance of companies within the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

2 The calculation date for the indices is October 31, 1997.

What is an Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Class I Shares
Investment Advisory Fees	0.74%[1]
Distribution (12b-1) Fees	None
Other Expenses	0.96%[2]

Total Annual Fund Operating Expenses	1.70%

1 The advisory fee is subject to a performance adjustment based on the Fund’s performance relative to the performance of the Russell 1000 Value Index. Beginning April      , 2005, this fee may range from 0.64% to 0.84%, depending on the Fund’s performance.

2 CIMCO has voluntarily committed to waive fees and to reimburse expenses in order to keep “Other Expenses” from exceeding 0.50% through January 31, 2006. CIMCO may discontinue this arrangement at any time, but has no present intent to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Constellation Clover Large Cap Value Fund – Class I Shares	$173	$536	$923	$2,009

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

CONSTELLATION CLOVER CORE VALUE FUND

Fund Summary

Ticker Symbol – [  ]

CUSIP – [  ]

Fund Number – [  ]

Investment Objective – Seeks long-term total return

Investment Focus – U.S. equity securities

Share Price Volatility – Medium to high

Principal Investment Strategy – Attempts to identify undervalued U.S. companies

Investor Profile – Investors seeking long-term total return who can withstand the share price volatility of equity investing

Principal Strategy

The Constellation Clover Core Value Fund invests substantially in common stocks and other equity securities of U.S. companies that the sub-adviser, Clover, believes are undervalued relative to the market or their historic valuation. The Fund will invest in securities of companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies’ securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The small and medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, these stocks may be more volatile than those of larger companies.

The Fund is subject to the risk that small and medium capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

Clover’s investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process. The out-of-favor and undervalued companies the Fund invests in may be more vulnerable to negative investor sentiment or adverse business or economic events than more growth-oriented companies.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Performance Information

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class I Shares from year to year for the past ten years.1

1994	16.03%
1995	21.40%
1996	22.87%
1997	17.54%
1998	-1.47%
1999	4.27%
2000	10.70%
2001	13.00%
2002	-12.04%
2003	32.65%

1 The performance information shown above is based on a calendar year. From the Fund’s inception on December 6, 1991 until May 1, 2001, the Fund operated as the Clover Midcap Value Fund and was advised by Clover. On May 1, 2001, the shareholders of the Clover Midcap Value Fund voted to approve TIP as the Fund’s investment adviser and Clover as the sub-adviser, and from that date until April     , 2004 the Fund operated as the Turner Core Value Fund. On April     , 2004, the Turner Core Value Fund was reorganized with and into the Constellation Clover Core Value Fund.

Best Quarter	Worst Quarter
19.28%	-16.03%
(06/30/03)	(09/30/02)

This table compares the Fund’s average annual total returns for the periods ended December 31, 2003, to those of the Russell 3000 Index and the Russell 3000 Value Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

				Since
				Inception
	1 Year	5 Years	10 Years	(12/6/91)
Constellation Clover Core Value Fund – Class I Shares
Before taxes on distributions	32.65%	8.76%	11.80%	11.95%
After taxes on distributions	31.89%	6.70%	9.41%	9.83%
After taxes on distributions and sale of shares	22.07%	6.66%	9.14%	9.51%
Russell 3000 Index[1]	31.06%	0.37%	10.77%	10.69%[3]
Russell 3000 Value Index[2]	31.14%	4.16%	11.85%	12.66%[3]

1 The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

2 The Russell 3000 Value index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or Russell 2000 Value indices.

3 The calculation date for the indices is December 31, 1991.

What is an Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Class I Shares
Investment Advisory Fees	0.74%[1]
Distribution (12b-1) Fees	None
Other Expenses	0.39[2]

Total Annual Fund Operating Expenses	1.13%

1 The advisory fee is subject to a performance adjustment based on the Fund’s performance relative to the performance of the Russell 3000 Index. Beginning April      , 2005, this fee may range from 0.615% to 0.865%, depending on the Fund’s performance.

2 CIMCO has voluntarily committed to waive fees and to reimburse expenses in order to keep “Other Expenses” of the Class I Shares from exceeding 0.50% through January 31, 2006. CIMCO may discontinue this arrangement at any time, but has no present intent to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Constellation Clover Core Value Fund –	$115	$359	$622	$1,375
Class I Shares

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

CONSTELLATION CLOVER SMALL CAP VALUE FUND

Fund Summary

Ticker Symbol – [   ]

CUSIP – [   ]

Fund Number – [   ]

Investment Objective – Seeks long-term total return

Investment Focus – Small cap U.S. common stocks

Share Price Volatility – Medium to high

Principal Investment Strategy – Attempts to identify undervalued U.S. small capitalization companies

Investor Profile – Investors seeking long-term total return who can withstand the share price volatility of small cap equity investing

Principal Strategy

The Constellation Clover Small Cap Value Fund invests primarily (at least 80% of its net assets) in common stocks and other equity securities of U.S. companies with small market capitalizations that the sub-adviser, Clover, believes are undervalued relative to the market or to their historical valuation. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. Small cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Value Index. The Fund will invest in securities of companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies’ securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.

The Fund is subject to the risk that small capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Clover believes have strong earnings growth potential. Clover’s investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process. The out-of-favor and undervalued companies the Fund invests in may be more vulnerable to negative investor sentiment or adverse business or economic events than more growth-oriented companies.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Performance Information

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The performance of Class I and Class II Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund’s Class I Shares from year to year since the Fund’s inception.1

1997	15.47%
1998	2.01%
1999	29.57%
2000	10.59%
2001	27.42%
2002	-20.75%
2003	45.22%

1 The performance information shown above is based on a calendar year. From the Fund’s inception on February 28, 1996 until May 1, 2001, the Fund operated as the Clover Small Cap Value Fund and was advised by Clover. On May 1, 2001, the shareholders of the Clover Small Cap Value Fund voted to approve TIP as the Fund’s investment adviser and Clover as the sub-adviser, and from that date until April _, 2004, the Fund operated as the Turner Small Cap Value Fund. On April _, 2004, the Turner Small Cap Value Fund was reorganized with and into the Constellation Cover Small Cap Value Fund.

Best Quarter	Worst Quarter
26.61%	-22.37%
(06/30/99)	(09/30/02)

This table compares the Fund’s average annual total returns for the periods ended December 31, 2003, to those of the Russell 2000 Value Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Class I Shares only and will vary for Class II Shares. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

			Since Inception
	1 Year	5 Years	(2/28/96)
Constellation Clover Small Cap Value Fund – Class I Shares
Before taxes on distributions	45.22%	16.06%	15.26%
After taxes on distributions	45.48%	15.15%	14.14%
After taxes on distributions and sale of shares	29.53%	13.66%	12.96%
Russell 2000 Value Index[1]	46.03%	12.28%	13.04%[2]

1 The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

2 The calculation date for the index is February 29, 1996.

What is an Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Class I Shares
Investment Advisory Fees	0.85%[1]
Distribution (12b-1) Fees	None
Other Expenses	0.42%[2]

Total Annual Fund Operating Expenses	1.27%

1 The advisory fee is subject to a performance adjustment based on the Fund’s performance relative to the performance of the Russell 2000 Value Index. Beginning April _, 2005, this fee may range from 0.70% to 1.00%, depending on the Fund’s performance.

2 CIMCO has voluntarily committed to waive fees and to reimburse expenses in order to keep “Other Expenses” of the Class I Shares from exceeding 0.50% through January 31, 2006. CIMCO may discontinue this arrangement at any time, but has no present intent to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Constellation Clover Small Cap Value Fund – Class I Shares	$129	$403	$697	$1,534

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

CONSTELLATION CLOVER CORE FIXED INCOME FUND

Fund Summary

Ticker Symbol – [   ]

CUSIP – [   ] Fund

Number – [   ]

Investment Objective – Seeks high current income consistent with reasonable risk to capital

Investment Focus – Fixed income obligations of U.S. issuers

Share Price Volatility – Low to medium

Principal Investment Strategy Investor – Attempts to identify investment-grade U.S. government and corporate securities that offer income potential

Profile – Investors seeking high current income who can withstand share price volatility

Principal Strategy

The Constellation Clover Core Fixed Income Fund invests primarily (at least 80% of its net assets) in U.S. government obligations and other investment grade fixed income securities, including corporate debt obligations and mortgage- and asset-backed securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. In selecting investments for the Fund, the sub-adviser, Clover, chooses fixed income securities of issuers that it believes will offer attractive income potential with an acceptable level of risk. Clover will invest in fixed income obligations of different types and maturities depending on its current assessment of the relative market values of the sectors in which the Fund invests. Clover does not attempt to forecast interest rate changes. The Fund’s average duration will typically be between four and six years.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Duration is a measure of the price sensitivity of fixed-income securities for a given change in interest rates. Specifically, duration is quantified as the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Although the Fund’s U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Performance Information

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class I Shares from year to year for the past ten years.1

1994	-2.83%
1995	17.96%
1996	4.40%
1997	9.57%
1998	7.88%
1999	-1.94%
2000	12.31%
2001	7.34%
2002	10.27%
2003	1.70%

1 The performance information shown above is based on a calendar year. From the Fund’s inception on December 6, 1991 until May 1, 2001, the Fund operated as the Clover Fixed Income Fund and was advised by Clover. On May 1, 2001, the shareholders of the Clover Fixed Income Fund voted to approve TIP as the Fund’s investment adviser and Clover as the sub-adviser, and from that date until April    , 2004 the Fund operated as the Turner Core Fixed Income Fund. On April    , 2004, the Turner Core Fixed Income Fund was reorganized with and into the Constellation Clover Core Fixed Income Fund.

Best Quarter	Worst Quarter
5.85%	-2.27%
(6/30/95)	(3/31/94)

This table compares the Fund’s average annual total returns for the periods ended December 31, 2003, to that of the Lehman Brothers Aggregate Bond Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

				Since
				Inception
	1 Year	5 Years	10 Years	(12/6/91)
Constellation Clover Core Fixed Income Fund – Class I Shares
Before taxes on distributions	1.70%	5.80%	6.49%	7.12%
After taxes on distributions	0.16%	3.71%	4.10%	4.53%
After taxes on distributions and sale of shares	1.10%	3.64%	4.05%	4.50%
Lehman Brothers Aggregate Bond Index[1]	4.11%	6.62%	6.95%	7.22%[2]

1 The Lehman Brothers Aggregate Bond Index is a widely-recognized market-value weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment-grade (BBB) or higher, with maturities of at least one year.

2 The calculation date for the index is December 31, 1991.

What is an Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Class I Shares
Investment Advisory Fees	0.45%[1]
Distribution (12b-1) Fees	None
Other Expenses	0.42%[2]

Total Annual Fund Operating Expenses	0.87%

1 The advisory fee is subject to a performance adjustment based on the Fund’s performance relative to the performance of the Lehman Brothers Aggregate Bond Index. Beginning April    , 2005, this fee may range from 0.37% to 0.53%, depending on the Fund’s performance.

2 CIMCO has voluntarily committed to waive fees and to reimburse expenses in order to keep “Other Expenses” of the Class I Shares from exceeding 0.35% through January 31, 2006. CIMCO may discontinue this arrangement at any time, but has no present intent to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Constellation Clover Core Fixed Income Fund – Class I Shares	$89	$278	$482	$1,073

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

CONSTELLATION CHARTWELL ULTRA SHORT DURATION FIXED INCOME FUND

Fund Summary

Ticker Symbol — [   ] – Class I

Ticker Symbol — [   ] – Class II

CUSIP — [   ] – Class I / [   ] – Class II

Fund Number — [   ] – Class I / [   ] – Class II

Investment Objective — Seeks maximum total return consistent with the preservation of capital

Investment Focus — Fixed income securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

Share Price Volatility — Low

Principal Investment Strategy — Attempts to identify U.S. government securities that are attractively priced

Investor Profile — Investors seeking current income with a limited amount of share price volatility

Principal Strategy

The Constellation Chartwell Ultra Short Duration Fixed Income Fund invests primarily (at least 80% of its net assets) in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities issued by agencies such as the Federal National Mortgage Association (FNMA) or the Government National Mortgage Association (GNMA). This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. In selecting investments for the Fund, the sub-adviser, Chartwell, chooses U.S. government obligations that are attractively priced relative to the market or to similar instruments. In addition, Chartwell considers the “effective duration” of the Fund’s entire portfolio when selecting securities. Effective duration is a measure of a security’s price volatility or the risk associated with changes in interest rates. Although Chartwell manages interest rate risk by maintaining an effective duration that is comparable to or less than that of one-year U.S. Treasury bills, the Fund may invest in securities with any maturity or duration. In any event, the Fund is expected to maintain an average duration of one year or less, and a dollar-weighted average portfolio maturity of no more than three years.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that short duration U.S. government securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

The Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. In addition, securities issued by agencies such as Fannie Mae and GNMA are supported only by the credit of the issuing agency and any associated collateral.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Performance Information

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The performance of Class I and Class II Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund’s Class I Shares from year to year since the Fund’s inception.1

1995	7.61%
1996	6.41%
1997	6.30%
1998	5.84%
1999	5.41%
2000	6.99%
2001	5.81%
2002	2.67%
2003	1.35%

1 The performance information shown above is based on a calendar year. From the commencement of operations of the Fund’s Class I Shares on March 1, 1994 until July 1, 1999, , the Fund operated as the Alpha Select Turner Short Duration Government Funds – One Year Portfolio and was advised by TIP. On July 1, 1999, the Fund converted to the TIP Funds (now Turner Funds) Turner Short Duration Government Funds – One Year Portfolio, and later the Turner Ultra Short Duration Fixed Income Fund, with TIP continuing as adviser. On April    , 2004, the Turner Ultra Short Duration Fixed Income Fund was reorganized with and into the Constellation Chartwell Ultra Short Duration Fixed Income Fund.

Best Quarter	Worst Quarter
2.04%	0.23%
(12/31/95)	(06/30/03)

This table compares the Fund’s average annual total returns for Class I and Class II Shares for the periods ended December 31, 2003, to those of the Merrill Lynch Three-Month U.S. Treasury Bill Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Class I Shares only and will vary for Class II Shares. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

	1 Year	5 Years	Since Inception
Constellation Chartwell Ultra Short Duration Fixed Income Fund – Class I Shares
Before taxes on distributions	1.35%	4.42%	5.28%[2]
After taxes on distributions	0.67%	2.76%	3.24%[2]
After taxes on distributions and sale of shares	0.87%	2.73%	3.22%[2]
Merrill Lynch Three-Month U.S. Treasury Bill Index[1]	1.15%	3.65%	4.47%[3]
Constellation Chartwell Ultra Short Duration Fixed Income Fund – Class II Shares	1.20%	4.20%	5.11%[4]

1 The Merrill Lynch Three-Month U.S. Treasury Bill Index is an unmanaged index of Treasury securities that assumes reinvestment of all income.

2 The inception date for Class I Shares is March 1, 1994.

3 The calculation date for the index is March 31, 1994.

4 The inception date for Class II Shares is February 27, 1998. Period prior to February 27, 1998 represent the performance of Class I Shares, adjusted for differences in fees between the classes (see“Fund Fees and Expenses”).

What is an Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	Class I Shares	Class II Shares
Investment Advisory Fees	0.25%[1]	0.25%[1]
Distribution (12b-1) Fees	None	None
Total Other Expenses	0.37%	0.62%
Shareholder Servicing Fee	None	0.25%[2]

Total Annual Fund Operating Expenses	0.62%%	0.87%
Fee Waivers and Expense Reimbursements	(0.13)[3]	(0.13)[3]
Net Total Operating Expenses	0.49%	0.74%

1 The advisory fee is subject to a performance adjustment based on the Fund’s performance relative to the performance of the Merrill Lynch Three-Month U.S. Treasury Bill Index. Beginning April    , 2005, this fee may range from 0.19% to 0.31%, depending on the Fund’s performance.

2 The Shareholder Servicing Fee is included as part of the Fund’s “Total Other Expenses” and is presented here for information purposes only.

3 CIMCO has contractually agreed to waive fees and to reimburse expenses in order to keep “Total Other Expenses” of the Class I and Class II Shares from exceeding 0.24% and 0.49%, respectively, through January 31, 2006.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Constellation Chartwell Ultra Short Duration Fixed Income Fund – Class I Shares	$50	$172	$319	$749
Constellation Chartwell Ultra Short Duration Fixed Income Fund – Class II Shares	$76	$265	$469	$1,061

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

CONSTELLATION CHARTWELL SHORT DURATION FIXED INCOME FUND

Fund Summary

Ticker Symbol – [ ] – Class I

Ticker Symbol – [ ] – Class II

CUSIP – [ ] – Class I / [ ] – Class II

Fund Number – [ ] – Class I / [ ] – Class II

Investment Objective – Seeks maximum total return consistent with the preservation of capital

Investment Focus – Fixed income securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

Share Price Volatility – Low to medium

Principal Investment Strategy – Attempts to identify U.S. government securities that are attractively priced

Investor Profile – Investors seeking current income with a limited amount of share price volatility

Principal Strategy

The Constellation Chartwell Short Duration Fixed Income Fund invests primarily (at least 80% of its net assets) in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities issued by agencies such as the Federal National Mortgage Association (FNMA) or the Government National Mortgage Association (GNMA). This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

In selecting investments for the Fund, the sub-adviser, Chartwell, chooses U.S. government obligations that are attractively priced relative to the market or to similar instruments. Chartwell considers the “effective duration” of the Fund’s entire portfolio when selecting securities. Effective duration is a measure of a security’s price volatility or the risk associated with changes in interest rates. The Fund seeks to maintain an effective duration that is comparable to or less than that of three-year U.S. Treasury notes. The Fund may invest in securities with any maturity.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that short duration U.S. government securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

The Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. In addition securities issued by agencies such as Fannie Mae and GNMA are supported only by the credit of the issuing agency and any associated collateral.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Performance Information

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The performance of Class I and Class II Shares will differ due to differences in expenses. This bar chart shows changes in the performance of the Fund’s Class I Shares from year to year since the Fund’s inception.1

1995	11.18%
1996	5.26%
1997	6.92%
1998	6.93%
1999	2.75%
2000	8.25%
2001	6.74%
2002	5.18%
2003	1.69%

1 The performance information shown above is based on a calendar year. From the commencement of operations of the Fund’s Class I Shares on March 1, 1994 until July 1, 1999, the Fund operated as the Alpha Select Turner Short Duration Government Funds – Three Year Portfolio and was advised by TIP. On July 1, 1999, the Fund converted to the TIP Funds (now Turner Funds) Turner Short Duration Government Funds – Three Year Portfolio, and later the Turner Short Duration Fixed Income Fund, with TIP continuing as adviser. On April      , 2004, the Turner Short Duration Fixed Income Fund was reorganized with and into the Constellation Chartwell Short Duration Fixed Income Fund.

Best Quarter	Worst Quarter
3.24%	0.23%
(3/31/95)	(12/31/01)

This table compares the Fund’s average annual total returns for Class I and Class II Shares for the periods ended December 31, 2003, to those of the Merrill Lynch 1-3 Year Treasury Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Class I Shares only and will vary for Class II Shares. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

	1 Year	5 Years	Since Inception
Constellation Chartwell Short Duration Fixed Income
Fund – Class I Shares
Before taxes on distributions	1.69%	4.89%	5.69%[2]
After taxes on distributions	0.82%	3.03%	3.48%[2]
After taxes on distributions and sale of shares	1.09%	3.01%	3.46%[2]
Lehman Brothers 1-3 Year U.S. Government Bond Index[1]	2.02%	5.51%	5.94%[3]
Constellation Chartwell Short Duration Fixed Income
Fund – Class II Shares	1.58%	5.90%	6.07%[4]

1 The Lehman Brothers 1-3 Year U.S. Government Bond Index is a widely-recognized index of U.S. government obligations with maturities of at least one year.

2 The inception date for Class I Shares is March 1, 1994.

3 The calculation date for the index is March 31, 1994.

4 The inception date for Class II Shares is April 28, 1999. Periods prior to April 28, 1999, represent the performance of Class I Shares, adjusted for differences in fees between the classes (see “Fund Fees and Expenses”).

What is an Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	Class I Shares	Class II Shares
Investment Advisory Fees	0.25%[1]	0.25%[1]
Distribution (12b-1) Fees	None	None
Total Other Expenses	0.37%	0.62%
Shareholder Servicing Fee	None	0.25%[2]

Total Annual Fund Operating Expenses	0.62%	0.87%
Fee Waivers and Expense Reimbursements	(0.13) [3]	(0.13)[3]
Net Total Operating Expenses	0.49%	0.74%

1 The advisory fee is subject to a performance adjustment based on the Fund’s performance relative to the performance of the Lehman Brothers 1-3 Year U.S. Government Bond Index. Beginning April   , 2005, this fee may range from 0.19% to 0.31%, depending on the Fund’s performance.

2 The Shareholder Servicing Fee is included as part of the Fund’s “Total Other Expenses” and is presented here for information purposes only.

3 CIMCO has contractually agreed to waive fees and to reimburse expenses in order to keep “ Total Other Expenses” of the Class I and Class II Shares from exceeding 0.24% and 0.49%, respectively, through January 31, 2006.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years		10 Years
Constellation Chartwell Short Duration Fixed Income Fund – Class I Shares	$50	$172	$319	$749
Constellation Chartwell Short Duration Fixed Income Fund – Class II Shares	$76	$265	$469	$1,061

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

CONSTELLATION CHARTWELL HIGH YIELD FUND

Fund Summary

Ticker — [   ]

CUSIP — [   ]

Fund Number — [   ]

Investment Objective — Seeks high current income and capital appreciation

Investment Focus — Fixed income securities rated below investment grade

Share Price Volatility — High

Principal Investment Strategy — Attempts to identify high yield securities with capital appreciation potential

Investor Profile — Investors seeking high current income and long-term growth of capital who can withstand the share price volatility and risks of high yield bond investing

Principal Strategy

The Constellation Chartwell High Yield Fund invests primarily (at least 80% of its net assets) in fixed income securities rated below investment grade (“high yield” securities, often referred to as “junk bonds”). This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. In selecting investments for the Fund, the sub-adviser, Chartwell, chooses fixed income securities that offer high current yields as well as capital appreciation potential, including preferred stocks, convertible securities, zero coupon obligations, payment-in-kind bonds, and variable rate securities. The Fund’s average weighted maturity may vary, and will generally be ten years or less. The Fund will typically invest in securities rated B or BB by S&P or Ba or B by Moody’s. Chartwell does not intend to invest more than 20% of the Fund’s assets in bonds that are unrated, rated CCC or lower, or in default. This strategy may cause the Fund to earn less income, but should result in the Fund owning fewer bonds in default (i.e., paying no income).

Chartwell intends to invest no more than 5% of the Fund’s assets in any single issuer. The Fund will limit its investment in any one industry to the lesser of 10% of the Fund’s assets or two times that industry’s weighting in the Merrill Lynch High Yield Index. Chartwell will continuously review the credit quality of the bonds in the Fund’s portfolio, and will sell a bond when the issuer is downgraded, the industry sector in which the bond belongs is downgraded as a whole, or when the bond’s price declines more than 15% as compared to its industry sector.

Principal Risks

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Duration is a measure of the price sensitivity of fixed-income securities for a given change in interest rates. Specifically, duration is quantified as the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. High yield bonds generally are less sensitive to interest rate changes.

High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market price of the security.

The Fund is subject to the risk that its particular market segment (high yield, high risk securities) may underperform compared to other market segments or to the fixed income markets as a whole.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future. This bar chart shows changes in the performance of the Fund’s Class I Shares for three years.1

1999	14.55%
2000	-17.60%
2001	-13.33%
2002	-2.46%
2003	19.75%

1 The performance information shown above is based on a calendar year. The Fund’s predecessor, the Penn Capital Strategic High Yield Bond Fund commenced operations on February 27, 1998 and was advised by Penn Capital Management Company. On April 30, 2002, the Board of Trustees voted to approve TIP as interim investment adviser to the Fund. Subsequently, on July 31, 2002 shareholders of the Fund voted to approve TIP as the investment adviser to the Fund and the Fund converted to the Turner High Yield Fund. On April   , 2004, the Turner High Yield Fund was reorganized with and into the Constellation Chartwell High Yield Fund.

Best Quarter	Worst Quarter
7.21%	-12.18%
(06/30/03)	(12/31/00)

This table compares the Fund’s average annual total returns for the periods ended December 31, 2003, to those of the Merrill Lynch High Yield, Cash Pay Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

			Since Inception
	1 Year	5 Years	(2/27/98)
Turner High Yield Fund – Class I Shares
Before taxes on distributions	19.75%	-0.91%	-1.77%
After taxes on distributions	16.80%	-4.61%	-5.35%
After taxes on distributions and sale of shares	12.69%	-2.97%	-3.59%
Merrill Lynch High Yield, Cash Pay Index[1]	27.22%	5.55%	5.06%[2]

1 The Merrill Lynch High Yield, Cash Pay Index is an unmanaged portfolio constructed to mirror the public high yield debt market (revisions to the index are effected weekly). The index has several modules representing different sectors of the high yield market including a cash paying module, a zero coupon module, a pay in-kind module, and a defaulted bond module. The index is a fully invested index, which includes reinvestment of income.

2 The calculation date for the index is February 28, 1998.

What is an Index?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

Class I Shares
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%[1]

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Class I Shares
Investment Advisory Fees	0.55%[2]
Distribution (12b-1) Fees	None
Other Expenses	0.61%[3]

Total Annual Fund Operating Expenses	1.16%

1 Applies only to redemptions within 90 days of purchase. At this time, purchases of Class I Shares of the Fund will not be subject to the redemption fee described above. The Fund will notify all existing shareholders if and when it decides to implement the fee.

2 The advisory fee is subject to a performance adjustment based on the Fund’s performance relative to the performance of the Merrill Lynch High Yield. Beginning April  , 2005, this fee may range from 0.45% to 0.65%, depending on the Fund’s performance

3 CIMCO has voluntarily committed to waive fees and reimburse expenses to keep “Other Expenses” of the Fund from exceeding 0.35% for Class I Shares through January 31, 2006. CIMCO may discontinue these arrangements at any time, but has no present intent to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Constellation Chartwell High Yield Fund – Class I Shares	$118	$368	$638	$1,409

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

CONSTELLATION HLAM LARGE CAP VALUE FUND

Fund Summary

Ticker Symbol — [   ]

CUSIP — [   ]

Fund Number — [   ]

Investment Objective — Seeks long-term total return

Investment Focus — U.S. large cap common stocks

Share Price Volatility — Medium

Principal Investment Strategy — To focus on the long-term ownership of high quality large cap companies selling at compelling valuations

Investor Profile — Investors seeking long-term total return who can withstand the share price volatility of equity investing

Principal Strategy

The Constellation HLAM Large Cap Value Fund invests primarily (at least 80% of its net assets) in common stocks and other equity securities of U.S. companies with large market capitalizations that the sub-adviser, HLAM, believes to be high quality companies selling at compelling valuations. This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. Large cap companies are defined for this purpose as companies with minimum market capitalizations at the time of purchase of $2 billion. The Fund invests in securities of companies operating in a broad range of industries based primarily on characteristics such as apparent sustainable business advantages, strong management themes, and potential valuation catalysts. In selecting specific securities for the Fund, HLAM typically screens the universe of stocks contained in the Russell 1000 Index, seeking to identify companies whose current stock price is compelling.

Principal Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies’ securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is subject to the risk that large capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole. HLAM’s approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process. The out-of-favor and undervalued companies the Fund invests in may be more vulnerable to negative investor sentiment or adverse business or economic events than more growth-oriented companies.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Performance Information

As a new fund, the Fund has no performance record. The Fund intends to compare its performance to the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of companies within the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Class I Shares
Investment Advisory Fees	X.XX%[1]
Distribution (12b-1) Fees	None
Other Expenses	[X.XX%][2]

Total Annual Fund Operating Expenses	[X.XX]%

1 The advisory fee is subject to a performance adjustment based on the Fund’s performance relative to the performance of the Russell 1000 Index. Beginning April _, 2005, this fee may range from X.XX% to X.XX%, depending on the Fund’s performance.

2 Other expenses are estimated for the current fiscal year. CIMCO has voluntarily committed to waive fees and reimburse expenses in order to keep “Other Expenses” from exceeding X.XX% through January 31, 2006. CIMCO may discontinue these arrangements at any time, but has no present intent to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

	1 Year	3 Years
Constellation HLAM Large Cap Value Fund – Class I Shares	[$XXX]	[$XXX]

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

CONSTELLATION STRATEGIC VALUE AND HIGH INCOME FUND

Fund Summary

Ticker Symbol — [   ]

CUSIP — [   ]

Fund Number — [   ]

Investment Objective — Total return through a combination of long-term capital growth and high current income

Investment Focus — Common stocks of undervalued small capitalization companies and fixed income securities rated below investment grade

Share Price Volatility — High

Principal Investment Strategy — Invests substantially all of its assets in shares of other Constellation Funds that focus on small cap equity stocks and high yield, high risk fixed income securities

Investor Profile — Investors seeking total return who can withstand the share price volatility of small cap equity investing and the risks of high yield bond investing

Principal Strategy

The Constellation Strategic Value and High Income Fund is considered a “fund of funds,” which means that it invests substantially all of its assets in shares of other mutual funds (referred to as the “underlying funds”), rather than in individual securities. As a fund of funds, the Fund pursues its goal by investing substantially all of its assets in shares of other Constellation Funds. As a result, the investment performance of the Fund is directly related to the performance of the underlying funds.

Generally, the Fund will invest at least 40% of its assets, and may invest up to 60% of its assets, in the Small Cap Value Opportunities Fund, on the one hand, and in the High Yield Fund, on the other. The Fund will periodically adjust its asset allocation among these funds in response to changing economic and market conditions, the performance of the underlying funds, or for other reasons. For example, when the high yield market generally is outperforming the small capitalization equity market, the Fund generally will invest more of its assets in the High Yield Fund. The Fund will allocate more of its assets to the Small Cap Value Opportunities Fund when equity market’s return potential appears to outweigh that of the high yield market.

The Fund may invest some or all of the assets otherwise allocated to the Small Cap Value Opportunities Fund in shares of the Constellation Clover Core Value Fund and/or the Constellation HLAM Large Cap Value Fund if the Adviser believes that the small capitalization segment of the equity markets appears to be overvalued, or if it otherwise wishes to limit the Fund’s exposure to small cap issuers. The Adviser also may allocate assets to the Constellation Chartwell Ultra Short Duration Fund (the “Ultra Short Duration Fund”) in order to reduce the Fund’s exposure to the high yield sector of the fixed income markets. For temporary defensive purposes, or in response to adverse market conditions, the Fund may invest all or a substantial portion of its total assets in the Ultra Short Duration Fund.

The Small Cap Value Opportunities Fund focuses on equity securities of small capitalization companies that are believed to have the potential for growth and that appear to be trading below their perceived value. The High Yield Fund primarily holds fixed income securities rated below investment grade (“high yield, high risk” securities, often referred to as “junk bonds”).

The Fund will normally sell a proportionate amount of the shares it owns in each underlying fund to meet redemption requests.

Principal Risks

The risks of investing in the Fund are directly related to the risks associated with investing in the underlying funds. Each underlying fund has its own investment goal and strategies for reaching that goal. The value of the underlying funds’ shares is based on the market prices of the securities they hold, and these prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the underlying funds own and the markets in which they trade.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Because the Fund invests a substantial portion of its assets in shares in the Small Cap Value Opportunities Fund, the Fund is subject to the risks of investing in equity securities, including the risk that stock prices will fall over short or extended periods of time:

•	Historically, the equity markets have moved in cycles, and the value of the Small Cap Value Opportunities Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these securities may decline. These factors contribute to price volatility, which is the principal risk of investing in the Small Cap Value Opportunities Fund.

•	The smaller capitalization companies the Small Cap Value Opportunities Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Small cap stocks may be very volatile and the price movements of the Small Cap Value Opportunities Fund’s shares may reflect that increased volatility.

•	The Small Cap Value Opportunities Fund may also invest in foreign securities. Investing in issuers in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. However, these events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments.

The Fund also invests a substantial portion of its assets in shares of the High Yield Fund. As a result the Fund is subject to the risks of investing in non-investment grade fixed income securities, including interest rate changes and perceptions about the creditworthiness of individual issuers:

•	Generally, the High Yield Fund’s fixed income securities will decrease in value if interest rates rise and increase in value if interest rates fall. The volatility of lower-rated securities is typically greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

•	High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade bonds. High yield bonds have greater risk of price declines than investment grade bonds due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to a greater degree of risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity than investment grade bonds. Failure to pay interest or principal could substantially adversely affect the market price of a security.

While the Fund’s investment strategy is based upon the principle that small cap value equity stocks and high yield, high risk fixed income securities will react differently to economic and market conditions, the Fund is subject to the risk that both the high yield and small cap equity sectors of the market may underperform other sectors of the market as a whole. In addition, even if the high yield or small cap equity sector outperforms other sectors of the market over certain periods, it is possible that the Fund’s assets will not have been allocated towards this outperforming sector during this time.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Performance Information

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Class I Shares since the Fund’s inception.1

2003      37.36%

1 The performance shown above is based on a calendar year. From its inception on November 1, 2002 until April 15, 2004, the Fund operated as the Turner Strategic Value and High Income Fund, a portfolio of the Turner Funds and advised by TIP. On April 15, 2004, the Turner Strategic Value and High Income Fund was reorganized with and into the Constellation Strategic Value and High Income Fund.

Best Quarter	Worst Quarter
13.32%	-0.02%
(06/30/03)	(03/31/03)

This table compares the Fund’s average annual total returns for the periods ended December 31, 2003 to those of the S&P 500 Index and to the blended return of the Russell 2000 Value and Merrill Lynch High Yield, Cash Pay Indices. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

		Since Inception
	1 Year	(11/01/02)
Turner Strategic Value and High Income Fund - Class I Shares
Before taxes on distributions	37.36%	35.95%
After taxes on distributions	36.07%	34.66%
After taxes on distributions and sale of shares	24.20%	29.81%
S&P 500 Index	28.69%	23.77%[2]
50/50 Blend of Russell 2000 Value / Merrill Lynch High Yield, Cash Pay Indices[1]	XX.XX%	XX.XX%[2]

1 The Russell 2000 Value Index is a widely-recognized index of those 2,000 companies with lower price-to-book ratios and lower forecasted growth values. The Merrill Lynch High Yield, Cash Pay Index is an unmanaged portfolio constructed to mirror the public high yield debt market (revisions to the index are effected weekly). The index has several modules representing different sectors of the high yield market including a cash paying module, a zero coupon module, a pay in-kind module, and a defaulted bond module. The index is a fully invested index, which includes reinvestment of income.
2 The calculation date for the Indices is November 1, 2002

What is an Index?

An index measures the market price of a specific group of securities in a particular market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

Class I Shares
Redemption Fee[1] (as a percentage of amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Class I Shares
Investment Advisory Fees	0.10%[2]
Distribution (12b-1) Fees	None
Total Other Expenses	21.83%[3]

Total Annual Fund Operating Expenses	21.93%
Fee Waivers and Expense Reimbursements	(21.68)
Underlying Fund Expenses	1.08%[4]

Total Annual Fund Operating and Indirect Expenses	1.33%

1 Applies only to redemptions within 90 days of purchase. At this time, purchases of Class I Shares of the Fund will not be subject to the redemption fee described above. The Fund will notify all existing shareholders before it decides to implement the fee.

2 The advisory fee is subject to a performance adjustment based on the Fund’s performance relative to the performance of a 50%/50% blend of the Russell 2000 Value Index and the Merrill Lynch High Yield, Cash Pay Index. Beginning April _, 2005, this fee may range from 0.05% to 0.15%, depending on the Fund’s performance

3 CIMCO has contractually agreed to waive fees and to reimburse expenses in order to keep “Total Other Expenses” of the Class I Shares from exceeding 0.15% through January 31, 2006. CIMCO may discontinue this arrangements at any time, but has no present intent to do so.

4 Because the Fund invests in other mutual funds, your investment in the Fund is also indirectly subject to the operating expenses of the underlying funds. Underlying Fund Expenses will vary with changes in the expenses of the underlying funds (which may include changes in their fee waiver arrangements, if any) as well as actual allocation of the Fund’s assets, and may be higher or lower than those shown above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated under “Total Annual Fund Operating Expenses” and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Constellation Strategic Value and High Income Fund – Class I Shares	$135	$2,433	$5,714	$10,128

INVESTMENTS AND PORTFOLIO MANAGEMENT

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

More Information About Fund Investments

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information (SAI).

The investments and strategies described throughout this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds’ objectives. A Fund will do so only if CIMCO or the Fund’s sub-adviser believes that the risk of loss in using the Fund’s normal strategies and investments outweighs the opportunity for gains.

Investment Advisers

CIMCO, an SEC-registered adviser, serves as the Adviser to all Funds. CIMCO is the successor to Concentrated Capital Management, LP, the adviser to the Alpha Select Funds, the former name of the Trust. As the Funds’ Adviser, CIMCO makes investment decisions for the Funds and continuously reviews, supervises and administers the Funds’ investment programs. CIMCO also ensures compliance with the Funds’ investment policies and guidelines. As investment adviser to the Funds, CIMCO has the ultimate responsibility over any sub-adviser and is responsible for the investment performance of its Funds.

On March 22, 2002, the Securities and Exchange Commission granted an exemptive order to the Funds and CIMCO that permits CIMCO to use a “manager of managers” approach in providing investment advisory services to its Funds. Pursuant to the terms of the order, CIMCO, subject to the supervision and approval of the Funds’ Board of Trustees, is permitted to hire, terminate and replace investment sub-advisers or make material changes to investment sub-advisory agreements without shareholder approval. When hiring a new sub-adviser, CIMCO would, however, furnish shareholders with information that is equivalent to what would be provided in a proxy statement requesting approval of a new sub-adviser. The order also permits CIMCO and the Funds to disclose to shareholders the aggregate sub-advisory fees paid to sub-advisers, without disclosing the precise amount paid to each sub-adviser.

When and if CIMCO determines to use the manager-of-managers approach, it will provide detailed information about the sub-adviser(s) to the Board and make recommendations regarding the appropriate allocation of assets to each sub-adviser. The sub-adviser, in turn, will make investment decisions for the assets allocated to it and continuously review, supervise and administer the Fund’s investment programs. It is expected that the manager of managers approach, when used from time to time by CIMCO and the Funds, will (i) reduce Fund expenses to the extent that a manager of managers Fund will not have to prepare and solicit proxies each time a sub-advisory agreement is entered into or modified; (ii) promote efficient hiring and termination according to the judgment of the Board and CIMCO; and (iii) relieve shareholders of the very responsibility that they are paying CIMCO to assume, that is, the selection, termination and replacement of sub-advisers.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

For its services, CIMCO is entitled to receive base investment advisory fees at an annualized rate, based on the average daily net assets of each Fund, as follows:

Constellation TIP Small Cap Value Opportunities Fund	0.95%
Constellation TIP Financial Services Fund	1.00%
Constellation TIP Healthcare & Biotechnology Fund	1.00%
Constellation TIP Tax Managed U.S. Equity Fund	0.75%
Constellation Clover Large Cap Value Fund	0.74%
Constellation Clover Core Value Fund	0.74%
Constellation Clover Small Cap Value Fund	0.85%
Constellation Clover Core Fixed Income Fund	0.45%
Constellation Chartwell Ultra Short Duration Fixed Income Fund	0.25%
Constellation Chartwell Short Duration Fixed Income Fund	0.25%
Constellation Chartwell High Yield Fund	0.55%
Constellation HLAM Large Cap Value Fund	[X.XX]%
Constellation Strategic Value and High Income Fund	0.10%

The base investment advisory fee for each Fund can increase or decrease depending on the Fund’s performance relative to its benchmark. The performance comparison is made for a rolling 12-month period. This comparison is made at the end of each month, with appropriate performance-based adjustments added to (or subtracted from) the base advisory fee.

These performance-based adjustments will take effect after the Funds have been in operation for more than one year. Accordingly, beginning April _, 2005 the Constellation TIP Small Cap Value Opportunities Fund’s advisory fee may range from 0.80% to 1.10%; the Constellation TIP Tax Managed U.S. Equity Fund’s advisory fee may range from 0.60% to 0.90%; the Constellation Clover Large Cap Value Fund’s advisory Fund may range from 0.64% to 0.84%; the Constellation Clover Core Value Fund’s advisory fee may range from 0.615% to 0.865%; the Constellation Clover Small Cap Value Fund’s advisory fee may range from 0.70% to 1.00%; the Constellation Clover Core Fixed Income Fund’s advisory fee may range from 0.37% to 0.53%; the Constellation Chartwell Ultra Short Duration Fixed Income Fund’s advisory fee may range from 0.19% to 0.31%; the Constellation Chartwell Short Duration Fixed Income Fund’s advisory fee may range from 0.19% to 0.31%; the Constellation Chartwell High Yield Fund’s advisory fee may range from 0.45% to 0.65%; the Constellation HLAM Large Cap Value Fund’s advisory fee may range from X.XX% to X.XX%; and the Constellation Strategic Value and High Income Fund’s advisory fee may range from 0.05% to 0.15%. The Constellation TIP Financial Services Fund’s advisory fee may range from 0.75% to 1.25%.

Because the Constellation TIP Financial Services Fund’s predecessor Fund, the Turner Financial Services Fund, and the Constellation TIP Healthcare & Biotechnology Fund’s predecessor Fund, the Turner Healthcare & Biotechnology Fund, were subject to a performance-based fee prior to their reorganization into the Constellation Trust on April _, 2004, the performance-based adjustment for these Funds is already being implemented. The Constellation TIP Financial Services Fund’s and Constellation TIP Healthcare & Biotechnology Fund’s advisory fees may range from 0.75% to 1.25%.

For purposes of this performance adjustment mechanism, the investment performance of the Fund for any period is expressed as a percentage of the Fund’s net asset value per share at the beginning of the period. This percentage is equal to the sum of: (i) the change in the Fund’s net asset value per share during the period; (ii) the value of the Fund’s cash distributions per share having an ex-dividend date occurring within the period; and (iii) the per share amount of capital gains taxes paid or accrued during the period by the Fund for undistributed realized long-term capital gains. The investment record for a specific index is expressed as a percentage of the starting level of that index at the beginning of the period, as modified by the change in the level of the index during the period and by the value computed consistently with the index, of cash distributions having an ex-dividend date occurring within the period made by issuers whose securities are included in the index.

The Funds’ SAI contains detailed information about each Fund’s benchmark, as well as additional information about performance-based adjustments to CIMCO’s fees.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

In connection with its commitment to voluntarily limit expenses (as described for certain Funds) CIMCO has represented to the Board that if it decides to discontinue this arrangement, CIMCO will do so only after notifying the Board of its decision and updating the prospectus at least 90 days before implementing any new expense structure.

Investment Sub-Advisers

CIMCO pays sub-advisory fees to each Sub-Adviser from its advisory fee, if any. Similar to the advisory fee paid to CIMCO, the sub-advisory fee paid to each Sub-Adviser can increase or decrease depending on a Fund’s performance relative to its benchmark.

Turner Investment Partners, Inc. (“TIP”), an SEC-registered adviser, serves as the Sub-Adviser to the Constellation TIP Small Cap Value Opportunities, Constellation TIP Financial Services, Constellation TIP Healthcare & Biotechnology, and Constellation TIP Tax Managed U.S. Equity Funds (the “Constellation TIP Funds”). Prior to April 15, 2004, TIP served as the investment adviser to the Turner Financial Services, Turner Healthcare & Biotechnology, and Tax Managed U.S. Equity Funds, while Turner Investment Management, LLC, a majority-owned subsidiary of TIP, served as investment adviser to the Turner Small Cap Value Opportunities Fund. As Sub-Adviser, TIP makes investment decisions for the Constellation TIP Funds and also ensures compliance with the Constellation TIP Funds’ investment policies and guidelines. As of December 31, 2003, TIP had approximately $12 billion in assets under management.

For its services as investment Sub-Adviser to the Constellation TIP Funds, TIP is entitled to receive base investment sub-advisory fees from CIMCO at an annualized rate, based on the average daily net assets of each Fund, as follows:

Constellation TIP Small Cap Value Opportunities Fund	0.50%
Constellation TIP Financial Services Fund	0.50%
Constellation TIP Healthcare & Biotechnology Fund	0.50%
Constellation TIP Tax Managed U.S. Equity Fund	0.375%

Similar to the advisory fee paid to CIMCO, the sub-advisory fee paid to TIP can increase or decrease depending on a Constellation TIP Fund’s performance relative to its benchmark.

Clover Capital Management, Inc., (“Clover”) an SEC-registered adviser, serves as the Sub-Adviser to the Constellation Clover Small Cap Value, Constellation Clover Core Value, Constellation Clover Large Cap Value and Constellation Clover Core Fixed Income Funds (the “Constellation Clover Funds”). From May 1, 2001 to April 15, 2004, Clover served as the sub-adviser to the Turner Small Cap Value, Core Value, Large Cap Value and Core Fixed Income Funds. Prior to May 1, 2001, Clover served as these Funds’ investment adviser. As Sub-Adviser, Clover makes investment decisions for the Constellation Clover Funds and also ensures compliance with the Constellation Clover Funds’ investment policies and guidelines. As of December 31, 2003, Clover had approximately $2 billion in assets under management.

For its services as investment Sub-Adviser to the Constellation Clover Funds, Clover is entitled to receive base investment sub-advisory fees from CIMCO at an annualized rate, based on the average daily net assets of each Fund, as follows:

Constellation Clover Large Cap Value Fund	0.37%
Constellation Clover Core Value Fund	0.37%
Constellation Clover Small Cap Value Fund	0.50%
Constellation Clover Core Fixed Income Fund	0.225%

Similar to the advisory fee paid to CIMCO, the sub-advisory fee paid to Clover can increase or decrease depending on a Constellation Clover Fund’s performance relative to its benchmark.

Chartwell Investment Partners (“Chartwell”), an SEC-registered adviser, serves as Sub-Adviser to the Constellation Chartwell Ultra Short Duration Fixed Income, Constellation Chartwell Short Duration Fixed Income and Constellation Chartwell High Yield Funds (the “Constellation Chartwell Funds”). As Sub-Adviser, Clover makes investment decisions for the Constellation Chartwell Funds and also ensures compliance with the Constellation

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Chartwell Funds’ investment policies and guidelines. As of December 31, 2003, Chartwell had approximately $6.8 billion in assets under management.

For its services as investment Sub-Adviser to the Constellation TIP Funds, TIP is entitled to receive base investment sub-advisory fees from CIMCO at an annualized rate, based on the average daily net assets of each Fund, as follows:

Constellation Chartwell Ultra Short Duration Fixed Income Fund	0.125%
Constellation Chartwell Short Duration Fixed Income Fund	0.125%
Constellation Chartwell High Yield Fund	0.275%

Similar to the advisory fee paid to CIMCO, the sub-advisory fee paid to Chartwell can increase or decrease depending on a Constellation Chartwell Fund’s performance relative to its benchmark. Hilliard Lyons Asset Management (“HLAM”), an SEC-registered adviser, serves as Sub-Adviser to the Constellation HLAM Large Cap Value Fund. As Sub-Adviser, HLAM makes investment decisions for the Constellation HLAM Large Cap Value Fund and also ensures compliance with the Constellation HLAM Large Cap Value Fund’s investment policies and guidelines. As of December 31, 2003, HLAM had approximately $[x] billion in assets under management.

For its services as investment Sub-Adviser to the Constellation TIP Funds, TIP is entitled to receive base investment sub-advisory fees from CIMCO at an annualized rate, based on the average daily net assets of each Fund, as follows:

Constellation HLAM Large Cap Value Fund	[x.xx]%

Similar to the advisory fee paid to CIMCO, the sub-advisory fee paid to HLAM can increase or decrease depending on the Constellation HLAM Large Cap Value Fund’s performance relative to its benchmark.

Portfolio Managers

The Constellation TIP Small Cap Value Opportunities Fund is managed by Thomas DiBella and Kenneth Gainey. The Constellation TIP Financial Services Fund is managed by Chris Perry. The Constellation TIP Healthcare & Biotechnology Fund is managed by Frank Sustersic and Heather McMeekin. The Constellation TIP Tax Managed U.S. Equity Fund is managed by a committee comprised of Robert Turner, Mark Turner and David Kovacs. The Constellation Clover Large Cap Value Fund is managed by a committee led by Lawrence Creatura and Paul Spindler. The Constellation Clover Core Value Fund is managed by a committee led by Michael Jones and Matthew Kaufler. The Constellation Clover Small Cap Value Fund is managed by a committee led by Michael Jones and Lawrence Creatura. The Constellation Clover Core Fixed Income Fund is managed by a committee led by Richard Huxley and Joseph Cerqua. The Constellation Chartwell Ultra Short Duration Fixed Income Fund and Constellation Chartwell Short Duration Fixed Income Fund are managed by the team of Roger Early and Paul Matlack. The Constellation Chartwell High Yield Fund is managed by a committee comprised of Roger Early, Paul Matlack and John McCarthy. The HLAM Large Cap Value Fund is managed by [         ]. A committee of CIMCO employees manages the Constellation Strategic Value and High Income Fund. The background of each portfolio manager is set forth below.

Joseph P. Cerqua, CFA, Portfolio Manager and Fixed Income Analyst, joined Clover Capital in 1995. Mr. Cerqua is comanager of the Constellation Clover Core Fixed Income Fund. Prior to 1995, he was a retail manager with Lechmere, Inc. He has over 8 years of investment experience.

Lawrence R. Creatura, CFA, joined Clover in 1994 and is a Vice President of Investments. Mr. Creatura is comanager of the Constellation Clover Large Cap Value and Constellation Clover Small Cap Value Funds. Prior to 1994, he was a Laser Systems Engineer/ Researcher for Laser Surge, Inc. He has 9 years of investment experience.

Thomas DiBella, CFA, CPA, Senior Portfolio Manager/Security Analyst, joined TIP in March 2002 as a founding member of one of its affiliates, Turner Investment Management, LLC. Mr. DiBella is comanager of the Constellation TIP Small Cap Value Opportunities Fund, and a member of the committee that manages the Constellation TIP Strategic Value and High Income Fund. Prior to 2002, he was Vice President and Portfolio Manager with Aeltus Investment Management. He has 20 years of investment experience.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Roger A. Early, CFA, CPA, CFP, Chief Investment Officer-Fixed Income, joined Chartwell in September 2003. Mr. Early is the lead manager on the Constellation Chartwell Ultra Short Duration Fixed Income and Constellation Chartwell Short Duration Fixed Income Funds, co-manager of the Constellation Chartwell High Yield Fund and is a member of the committee that manages the Constellation Strategic Value and High Income Fund. Previously, he was Chief Investment Officer-Fixed Income at TIP. Prior to joining TIP, he was Vice President/Senior Portfolio Manager-Equities and Fixed Income of Rittenhouse Financial (June 2001 to February 2002), and Senior Vice President and Director of Investment Grade Fixed Income, Delaware Investment Advisors (July 1994 to June 2001). He has 21 years of investment experience.

Kenneth Gainey, CFA, Senior Portfolio Manager/Security Analyst, joined TIP in March 2002 as a founding member of one of its affiliates, Turner Investment Management LLC. Mr. Gainey is comanager of the Constellation TIP Small Cap Value Opportunities Fund, and a member of the committee that manages the Constellation Strategic Value and High Income Fund. Prior to 2002, Mr. Gainey held various financial and portfolio management decisions with Aeltus Investment Management and Aetna International, Inc./Aetna Financial Services. He has 12 years of investment experience.

Richard J. Huxley joined Clover in 1986 and is the Executive Vice President and Fixed Income Manager for Clover. Mr. Huxley is comanager of the Constellation Clover Core Fixed Income Fund. He has over 23 years of investment experience.

Michael E. Jones, CFA, is a co-founder and Managing Director of Clover. Mr. Jones is comanager of the Constellation Clover Core Value and Constellation Clover Small Cap Value Funds. He has over 24 years of investment experience.

Matthew P. Kaufler, CFA, Senior Vice President and Portfolio Manager, joined Clover in 1991. Mr. Kaufler is comanager of the Constellation Clover Core Value Fund. Prior to his current position, he was Assistant VP and Portfolio Manager at Chase Manhattan. He has 18 years of investment experience.

David Kovacs, CFA, Senior Portfolio Manager/Security Analyst, joined TIP in 1998. Mr. Kovacs is comanager of the Constellation TIP Tax Managed U.S. Equity Fund. Prior to 1998, he was a Director of Quantitative Research and Investment Technology at Pilgrim Baxter & Associates. He has 12 years of investment experience.

Paul A. Matlack, CFA, Senior Portfolio Manager, joined Chartwell in September 2003. Mr. Matlack is the lead manager of the Constellation Chartwell High Yield Fund, comanager of the Constellation Chartwell Ultra Short Duration Fixed Income and Constellation Chartwell Short Duration Fixed Income Funds, and is a member of the committee that manages the Constellation Strategic Value and High Income Fund. Previously, he was Senior Portfolio Manager at TIP. Prior to joining TIP, he was Vice President, Senior Portfolio Manager, and co-head of the High Yield Group with Delaware Investment Advisors (September 1989 to September 2000). He has 17 years of investment experience.

John McCarthy, CFA, joined Chartwell in September 2003. Mr. McCarthy is the comanager of the Constellation Chartwell High Yield Fund. Previously, he was a Portfolio Manager at TIP. Prior to joining TIP, he was a Senior High Yield Analyst, and more recently, a Senior Municipal Bond Trader for Delaware Investments. He has 16 years of investment experience.

Heather F. McMeekin, Security Analyst, joined TIP in March 2001. From February 1998 until February 2001 she was an Associate Equity Research Analyst with UBS Warburg LLC. Previously, Ms. McMeekin was a Sales & Investment Associate with Donaldson, Luftkin & Jenrette from 1995 to 1998.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Chris Perry, CFA, Senior Portfolio Manager/Security Analyst, joined TIP in 1998. Mr. Perry is the lead manager of the Constellation TIP Financial Services Fund. Prior to 1998, he was a Research Analyst with Pennsylvania Merchant Group. He has 12 years of investment experience.

Paul W. Spindler, CFA, joined Clover in 1998 and is a Vice President of Investments. Mr. Spindler is comanager of the Constellation Clover Large Cap Value Fund. He has over 13 years of investment experience.

Frank L. Sustersic, CFA, Senior Portfolio Manager/Security Analyst, joined TIP in 1994. Mr. Sustersic is the lead manager of the Constellation TIP Healthcare & Biotechnology Fund. Prior to 1994, he was an Investment Officer and Fund Manager with First Fidelity Bank Corporation. He has 14 years of investment experience.

Robert E. Turner, CFA, Chairman and Chief Investment Officer – Growth Equities founded TIP in 1990. Mr. Turner is the lead manager of the Constellation TIP Tax Managed U.S. Equity Fund. Prior to his current position, he was Senior Investment Manager with Meridian Investment Company. He has 22 years of investment experience.

Mark Turner, Vice Chairman, Senior Portfolio Manager/Security Analyst, co-founded TIP in 1990. Mr. Turner is comanager of the Constellation TIP Tax Managed U.S. Equity Fund. Prior to 1990, he was Vice President and Senior Portfolio Manager with First Maryland Asset Management. He has 20 years of investment experience.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PURCHASING, SELLING AND EXCHANGING CONSTELLATION FUNDS

•	No Sales Charges

•	There are no sales charges when you purchase either Class I Shares or Class II Shares of the Funds.

•	How to Buy Shares

•	By phone, mail, wire or online at [web site address];

•	Through the Systematic Investment Plan; and

•	Through exchanges from another Constellation Fund.

•	Minimum Initial Investments

•	In general, each Fund’s minimum initial investment is $2,500;

•	The minimum initial investment for the Systematic Investment Plan is $100; and

•	The minimum initial investment for Individual Retirement Accounts is $2,000.

We reserve the right to waive the minimum initial investment requirement.

•	Minimum Subsequent Investments

•	$50 by phone, mail, wire or online; and

•	$25 through the Systematic Investment Plan.

•	Systematic Investing

•	Our Systematic Investment Plan allows you to purchase shares automatically through regular deductions from your bank checking or savings account in order to reach the $2,500 minimum investment. Please contact us for information regarding participating banks.

•	You will need a minimum investment of $100 to open your account and scheduled investments of at least $25.

•	If you stop your scheduled investments before reaching the $2,500 minimum investment, we reserve the right to close your account. We will provide 60 days written notice to give you time to add to your account, and avoid the sale of your shares.

•	Systematic Withdrawal Plan

If you have at least $10,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan, you may arrange for monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, through electronic transfer to your account.

•	Minimum Account Size

•	In general, you must maintain a minimum account balance of $1,000. If your account drops below $1,000 due to redemptions, you may be required to sell your shares.

•	You will receive at least 60 days’ written notice to give you time to add to your account and avoid the sale of your shares.

•	Choosing Class I or Class II Shares

•	Class I and Class II Shares have different expenses and other characteristics. Class I Shares have lower annual expenses while Class II Shares have higher annual expenses. The performance of Class I and Class II Shares will differ due to differences in expenses.

•	Class I Shares are for individual investors and for certain institutional investors investing for their own or their customers’ account.

•	Class II Shares are for investments made through financial institutions or intermediaries.

•	The following Funds currently offer Class II Shares: Constellation TIP Small Cap Value Opportunities Fund, Constellation TIP Healthcare & Biotechnology Fund, Constellation TIP Tax Managed U.S. Equity Fund, Constellation Strategic Value and High Income Fund, Constellation Chartwell Ultra Short Duration Fixed Income Fund and Constellation Chartwell Short Duration Fixed Income Fund.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

•	When Can You Purchase, Sell or Exchange Shares?

•	You may purchase, sell or exchange shares on any day that the New York Stock Exchange (NYSE) is open for business. We define this as a “Business Day.”

•	You may purchase, sell or exchange shares by phone on any Business Day between 9:00 A.M. and 4:00 P.M.

•	In order to receive the current Business Day’s net asset value (NAV) all trades must be received by the Funds’ Transfer Agent by 4:00 P.M. (Eastern time). Trades received after that time will be executed at the following Business Day’s closing price.

•	How Fund Prices are Calculated

•	The price per share (also referred to as the offering price) will be the NAV determined after the Funds receive your purchase order.

•	The Funds’ NAV is calculated once each Business Day at the regularly scheduled close of normal trading on the NYSE (usually 4:00 P.M. Eastern time). Shares are not priced on days in which the NYSE is closed for trading.

•	In calculating the NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

•	Exchanging Shares

•	Class I Shares of a Fund may be exchanged for Class I Shares of another Fund, and Class II Shares of a Fund may be exchanged for Class II Shares of another Fund, subject to any applicable limitations resulting from the closing of Funds to new investors.

•	When you exchange shares, you are selling your shares and buying other Fund shares. Your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request.

•	We limit the number of exchanges to four “round trips” during any calendar year. A round trip is a redemption (exchange) out of a Fund followed by a purchase (exchange) back into the Fund. If a shareholder exceeds 4 exchanges per calendar year, or if the Funds determine, in their sole discretion, that a shareholder’s exchange activity is short-term in nature or otherwise not in the best interest of the Funds, the Funds may bar the shareholder from making further exchanges or purchases.

•	We may change or cancel our exchange policy at any time upon 60 days’ notice.

•	Purchases, Sales and Exchanges Through Financial Institutions

You may also purchase, sell or exchange shares through accounts with brokers and other financial institutions that are authorized to place trades in Fund shares for customers. If you invest through an authorized institution, you will have to follow its procedures, which may differ from the procedures for investing directly with us. For example, in order for your transaction to be processed on the day that the order is placed, your financial institution may require you to place your order at an earlier time in the day than would be required if you were placing the order directly with the Funds. This allows the financial institution time to process your request and transmit it to us.

Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.

•	Limitations on Purchases, Sales and Exchanges

•	The Funds will only accept purchase requests that are in good order (“Good Order”). Good Order requires that the purchaser provide a completed and signed account application, including the purchaser’s social security number, tax identification number, and other identification required by law or regulation. We may require that you provide photo identification such as a driver’s license or passport, and may telephone you to verify information you have provided. If you do not provide the required information, or if we are unable to verify your identity, CIMCO reserves the right to not open or close your account or take such other steps as we deem reasonable. We can accept purchases only in U.S. dollars drawn on U.S. banks. We cannot accept cash, cashier’s checks, traveler’s checks, money orders, credit cards, credit card checks, or third-party checks (except for properly endorsed IRA rollover checks). The Funds may reject or cancel any purchase orders, including exchanges, for any reason.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

•	The Funds will normally send your sale proceeds within three Business days after they receive your redemption request, but it may take up to seven days. If you recently purchased your shares by check or through Automated Clearing House (ACH), redemption proceeds may not be available, or exchange requests may not be permitted, until your investment has cleared (which for checks may take up to 15 days from the date of purchase).

•	The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the Funds’ Statement of Additional Information (SAI).

•	Excessive, short-term trading in Fund shares and other abusive trading practices may disrupt portfolio management strategies and harm Fund performance. The Funds reserve the right to reject any purchase order (including an exchange order) from any shareholder that the Funds, in their sole discretion, believe has a history of making excessive short-term trades or whose trading activity, in the Funds’ judgment, has been or may be disruptive to the Funds. In making this determination, the Funds may consider trading done in multiple accounts under common ownership or control.

PURCHASING, SELLING AND EXCHANGING CONSTELLATION FUNDS

How to Open an Account

BY TELEPHONE

Call 1-866-242-5742 (Option 3) between 9:00 A.M. and 4:00 P.M. (Eastern time). You must authorize each type of transaction on your account application that accompanies this Prospectus. If you call, the Fund’s representative may request personal identification and record the call.

If you already have an account and you have authorized telephone transactions, you may open an account in another Constellation Fund. The registration on the accounts must be identical.

[BY INTERNET

You can only open an account online if you already have an existing Constellation Funds account. The registration on the account must be identical.]

BY MAIL

Send the completed application that accompanies this Prospectus and a check payable to the Constellation Funds to:

By regular mail	By express or overnight mail
Constellation Funds	Constellation Funds
P.O. Box 219520	c/o DST Systems Inc.
Kansas City, MO 641059520	330 W. 9th Street Kansas City, MO 64105

Checks must be in U.S. dollars and drawn on U.S. banks. The Funds do not accept third party checks, credit card checks, checks issued by internet banks or cash.

BY WIRE

Please contact a Constellation Funds’ representative at 1-866-242-5742 (Option 3) to let us know that you intend to make your initial investment by wire. You will be given a fax number to which you should send your completed account application. You will receive a telephone call from our representatives with your new account number. Wire funds to:

United Missouri Bank of Kansas NA ABA #101000695 Account # 9870964856 Further Credit: [Name of Fund], shareholder name and Constellation Funds account number

AUTOMATIC TRANSACTIONS

You can open an account through our Systematic Investment Plan ($100 minimum). You must elect this option on your account application. Please call a Constellation Funds representative at 1-866-242-5742 for assistance.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

How to Add to an Account

BY TELEPHONE

Current shareholders may purchase shares by telephone if they have previously requested this privilege on the account application. Call 1-866-242-5742 and provide your account number to the Constellation Funds representative. You must then instruct your bank to wire the money. Please see the wire instructions below.

BY INTERNET

You can make additional investment by going to our website at [xxxxxx.com]. Use you existing account number and tax ID number to create a personal identification number (PIN). These investments will be made via Automated Clearing House (ACH) and will be deducted from your bank account. Your account will be credited with the additional shares on the trade date, but the dollar amount will not post until it clears the banking system.

BY MAIL

Please send your check payable to the Constellation Funds along with a signed letter stating the name of the fund and your account number.

BY WIRE

Please contact a Constellation Funds’ representative at 1-866-242-5742 to let us know that you intend to send money by wire. Wire funds to:
   United Missouri Bank of Kansas NA
      ABA #101000695
      Account # 9870964856
   Further credit: [include Name of fund, shareholder name and your Constellation Funds account number]

AUTOMATIC TRANSACTIONS

Regularly scheduled investments ($25 minimum) can be deducted automatically from your bank checking or savings account. You can arrange monthly, quarterly, semi-annual or annual automatic investments.

How to Sell Shares

BY TELEPHONE

You may sell shares by calling 1-866-242-5742 provided that you have previously requested this privilege on your account application. The Funds will send money only to the address of record via check, ACH or by wire (your bank may charge you a wire fee). The sale price of each share will be the next NAV determined after we receive your request.

BY INTERNET

Existing shareholders can sell shares via our website at [xxxxxx.com]. The sale price of each share will be the next NAV determined after we receive your request. Redemptions will be funded via check, ACH or wire to the instructions of record.

BY MAIL

Please send us a letter with your name, Fund name, account number and the amount of your request. All letters must be signed by the owners of the account. The sale price of each share will be the next NAV determined after we receive your request. All proceeds will be mailed or wired (depending on instructions given) to the address or instructions given to us when the account was opened.

BY WIRE

Proceeds from the sale of shares from your account may be wired to your bank account. Your bank may charge you a fee for this service. Please follow the instructions for “How to Sell Shares” by telephone above.

AUTOMATIC TRANSACTIONS

If you have at least $10,000 in your account, you may use the Systematic Withdrawal Plan. Under this Plan, you can arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds will be mailed to you by check or electronically transferred to your bank checking or savings account.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

How to Exchange Shares

BY TELEPHONE

You may exchange shares on any Business Day by calling the Funds at 1-866-242-5742, or by placing the order through your financial institution (if applicable). If you recently purchased shares by check of through ACH, you may not be able to exchange your shares until your investment has cleared (which may take up to 15 days from the date of purchase).

BY MAIL

You may exchange shares on any Business Day by writing to the Funds, or by placing the order through your financial institution (if applicable). If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your investment has cleared (which may take up to 15 days from the date of purchase).

BY WIRE

Not applicable

AUTOMATIC TRANSACTIONS

Not applicable

PURCHASING, SELLING AND EXCHANGING CONSTELLATION FUNDS

Other Policies

Foreign Investors

The Funds do not generally accept investments by non-US persons. Non-US persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund’s Investor Services Team, at 1-866-242-5742, for more information.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if you do not provide the required identifying information.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity, and the Fund shall have no obligation with respect to the terms of any such document.

The Funds will attempt to collect any missing information required on the application by contacting you or, if applicable, your broker. If the Fund is unable to obtain this information within a timeframe established in its sole discretion (e.g., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next determined after receipt of your application in proper form.

However, the Funds reserve the right to close your account at the then-current day’s net asset value (less any applicable sales charges) and remit proceeds to you via check if it is unable to verify your identity. The Funds will attempt to verify your identity within a timeframe established in its sole discretion (e.g., 96 hours), which may

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

change from time to time. The Funds further reserve the right to hold your proceeds until your check for the purchase of Fund shares clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority or by applicable law.

Redemptions In-Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale, as with any redemption.

Redemption Fee

Sales or exchanges out of the Constellation TIP Small Cap Value Opportunities, Constellation TIP Financial Services, Constellation TIP Healthcare & Biotechnology, Constellation TIP Tax Managed U.S. Equity, Constellation Chartwell High Yield, and Constellation Strategic Value and High Income Funds within 90 days of purchase are not currently subject to a redemption fee, but may be subject to a 2% redemption fee in the future. The Funds will provide notice to shareholders before they implement the redemption fee. Any redemption fee will not be assessed against persons who hold their shares through a single qualified retirement plan or other omnibus account arrangement where the purchase and sale orders of a number of persons are aggregated before being communicated to the Fund. We reserve the right nonetheless to impose the fee on these accounts when a pattern of trading in an account emerges that is harmful to the Fund.

In calculating whether a sale of Fund shares (including an exchange) is subject to a redemption fee, a shareholder’s holdings will be viewed on a first in/first out basis. This means that, in determining whether any fee is due, the shareholder will be deemed to have sold the shares he or she acquired earliest. The fee will be calculated based on the current price of the shares as of the trade date of the sale or exchange. Dividends and capital gains are not subject to the redemption fee.

Telephone[/Online] Transactions

Purchasing, selling and exchanging Fund shares over the telephone [or via the website] is extremely convenient, but not without risk. We have established certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. So long as we follow these safeguards and procedures, we generally will not be responsible for any losses or costs incurred by following telephone or web instructions we reasonably believe to be genuine. If you or your financial institution transact business with us over the telephone [or via our website], you will generally bear the risk of any loss.

Signature Guarantees

A signature guarantee is a widely accepted way to protect shareholders by verifying the signature in certain circumstances including:

•	Written requests for redemptions in excess of $50,000;

•	All written requests to wire redemption proceeds to a bank other than the bank previously designated on the account application; and

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

•	Redemption requests that provide that the proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account.

Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a credit union, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. A notarized signature from a notary public is not sufficient.

Distribution of Fund Shares

Constellation Investment Distribution Company, Inc. (the “Distributor”), a registered broker-dealer that is owned and operated by CIMCO, serves as Distributor of the Funds.

The Constellation TIP Small Cap Value Opportunities, Constellation TIP Healthcare & Biotechnology, Constellation TIP Tax Managed U.S. Equity, Constellation Chartwell Ultra Short Duration Fixed Income, Constellation Chartwell Short Duration Fixed Income, Constellation Chartwell High Yield , and Constellation Strategic Value and High Income Funds have adopted a Distribution and Shareholder Service Plan for their Class II Shares (the “Class II Plan”). Under the Class II Plan, a Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Distributor is entitled to receive aggregate fees not exceeding 0.75% of each Fund’s Class II Shares’ average daily net assets in return for providing a broad range of distribution services. Currently, the Distributor receives aggregate fees of 0.25% of each Fund’s Class II Shares’ average daily net assets. In addition, under the Class II Plan, the Distributor is entitled to receive aggregate fees not exceeding 0.25% of each Fund’s Class II Shares’ average daily net assets in return for providing a broad range of shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts.

The Distributor may, from time to time, in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Fund.

CIMCO may pay, out of its own resources, compensation to broker-dealers who sell shares of the Funds. CIMCO also may, out of its own resources, pay part of the fees charged to the Funds by mutual fund platforms. CIMCO does not direct portfolio transactions to broker-dealers in exchange for sales of fund shares, nor does it pay broker-dealers to be included on “preferred” fund lists.

Dividends and Distributions

The Constellation TIP Small Cap Value Opportunities, Constellation TIP Financial Services, Constellation TIP Healthcare & Biotechnology, and Constellation TIP Tax Managed U.S. Equity Funds distribute their income annually as a dividend to shareholders. The Constellation Clover Large Cap Value, Constellation Clover Core Value, Constellation Clover Small Cap Value, Constellation HLAM Large Cap Value and Constellation Strategic Value and High Income Funds distribute their income, if any, quarterly as a dividend to shareholders. The Constellation Clover Core Fixed Income, Constellation Chartwell Ultra Short Duration Fixed Income, Constellation Chartwell Short Duration Fixed Income and Constellation Chartwell High Yield Funds declare their investment income daily and distribute it monthly as a dividend to shareholders.

The Funds make distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send written notice to the Fund.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state, local and foreign income taxes. Summarized below are some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. The Funds’ net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in the Fund. Distributions you receive from a Fund may be taxable whether or not you reinvest them or take them in cash.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of Fund shares for shares of another Constellation Fund is treated the same as a sale. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares for longer.

The Constellation Clover Core Fixed Income, Constellation Chartwell Ultra Short Duration Fixed Income and Constellation Chartwell Short Duration Fixed Income Funds each expect to distribute primarily ordinary income distributions.

While the Constellation TIP Tax Managed U.S. Equity Fund seeks to minimize taxable distributions, it may not always achieve this goal. Income and capital gains distributions may vary from year to year as a result of the Fund’s normal investment activities and cash flows.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the portfolio of those Funds that invest in foreign securities. In addition, the Funds may be able to pass along a tax credit for foreign income taxes it pays. The Fund will provide you with the information necessary to reflect such foreign taxes paid on your income tax return if it makes this election. More information about taxes is in the Funds’ SAI.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

CONSTELLATION FUNDS FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class I and Class II shares of the Funds while they were part of the Turner Funds. This information is intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of each Fund’s operation. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The financial highlights for each period ended September 30 have been audited by Ernst & Young LLP, independent auditors, whose report, along with each Fund’s financial statements, appears in the annual report that accompanies our SAI. You can obtain the Turner Funds’ annual report, which contains more performance information, at no charge by calling 1-800-224-6312.

Constellation TIP Small Cap Value Opportunities Fund – Class II Shares

For the periods ended September 30:	2003	2002(1)
Net Asset Value, Beginning of Period	$9.27	$10.00
Income From Investment Operations
Net investment income (loss)	(0.01)	—
Realized and unrealized gains (losses) on investments	3.47	(0.73)
Total From Investment Operations	3.46	(0.73)
Less Dividends and Distributions
Dividends from net investment income	(0.01)	—
Distributions from capital gains	—	—
Total Dividends and Distributions	(0.01)	—
Net Asset Value, End of Period	$12.72	$9.27
Total Return†	37.29%	(7.30)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$5,740	$913
Ratio of Net Expenses to Average Net Assets††	1.40%	1.45%
Ratio of Total Expenses to Average Net Assets	3.64%	6.18%
Ratio of Net Investment Income (Loss) to Average Net Assets††	(0.26)%	0.08%
Portfolio Turnover Rate	245.12%	141.81%

†           Returns are for the period indicated and have not been annualized.

††         Inclusive of directed brokerage arrangements, waivers and reimbursements.

(1)       Commenced operations on March 4, 2002. All ratios for the period have been annualized.

            Amounts designated as “—” are either $0 or have been rounded to $0.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Constellation TIP Financial Services Fund – Class I Shares (1)

For the periods ended September 30,
April 30 and October 31:	2003	2002	2001(2)	2001	2000	1999
Net Asset Value, Beginning of Period	$10.11	$16.67	$19.76	$17.19	$18.01	$19.61
Income From Investment Operations
Net investment loss	(0.02)	(0.02)	(0.13)	(0.14)	(0.17)	(0.10)
Realized and unrealized gains (losses) on investments	3.62	(1.12)	(2.96)	3.30	(0.65)	(0.31)
Total From Investment Operations	3.60	(1.14)	(3.09)	3.16	(0.82)	(0.41)
Less Dividends and Distributions
Dividends from net investment income	—	—	—	—	—	—
Distributions from capital gains	(0.11)	(5.42)	—	(0.59)	—	(1.19)
Total Dividends and Distributions	(0.11)	(5.42)	—	(0.59)	—	(1.19)
Net Asset Value, End of Period	$13.60	$10.11	$16.67	$19.76	$17.19	$18.01
Total Return†	35.95%	(12.48)%	(15.64)%	18.20%	(4.55)%	(0.15)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$17,309	$12,149	$15,554	$23,341	$25,892	$30,797
Ratio of Net Expenses to Average Net Assets ††	1.50%	1.40%	2.29%	2.11%	2.14%	2.06%
Ratio of Total Expenses to Average Net Assets	1.82%	2.16%	2.33%	2.11%	2.14%	2.06%
Ratio of Net Investment Loss to Average Net Assets ††	(0.22)%	(0.40)%	(1.19)%	(0.59)%	(0.91)%	(0.62)%
Portfolio Turnover Rate†††	139.02%	170.97%	51.65%	109.74%	180.47%	205.86%

†           Returns are for the period indicated and have not been annualized.

††         Inclusive of directed brokerage arrangements, waivers and reimbursements.

†††       Excludes effect of in-kind transfers and mergers.

(1)       On November 12, 2001, the Titan Financial Services Fund (the “Titan Fund”) exchanged all of its assets and liabilities for shares of the Turner Future Financial Services Fund. The Titan Fund is the accounting survivor in this transaction, and as a result, the accounting history and operating results for the periods prior to November 12, 2001 and have been carried forward in these financial highlights.

(2)       For the six month period ended October 31, 2001. All ratios for the period have been annualized. The Titan Fund changed its fiscal year end from April 30 to October 31.

        Amounts designated as “—” are either $0 or have been rounded to $0.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Constellation TIP Healthcare & Biotechnology Fund – Class II Shares

For the periods ended September 30:	2003	2002	2001(1)
Net Asset Value, Beginning of Period	$9.83	$11.15	$10.00
Income From Investment Operations
Net investment loss	(0.11)	(0.10)	(0.03)
Realized and unrealized gains (losses) on investments	2.59	(1.20)	1.18
Total From Investment Operations	2.48	(1.30)	1.15
Less Dividends and Distributions
Dividends from net investment income	—	—	—
Distributions from capital gains	—	(0.02)	—
Total Dividends and Distributions	—	(0.02)	—
Net Asset Value, End of Period	$12.31	$9.83	$11.15
Total Return†	25.23%	(11.66)%	11.50%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$14,853	$9,288	$1,192
Ratio of Net Expenses to Average Net Assets ††	1.47%	1.87%	1.50%
Ratio of Total Expenses to Average Net Assets	1.63%	2.33%	13.70%
Ratio of Net Investment Loss to Average Net Assets ††	(1.16)%	(1.44)%	(0.79)%
Portfolio Turnover Rate †††	274.37%	202.30%	95.24%

†             Returns are for the period indicated and have not been annualized.

††          Inclusive of directed brokerage arrangements, waivers and reimbursements.

†††       Excludes effect of in-kind transfers and mergers

(1)       Commenced operations February 28, 2001. All ratios for the period have been annualized.

             Amounts designated as “ — “ are either $0 or have been rounded to $0.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Constellation TIP Tax Managed U.S. Equity Fund — Class II Shares

For the periods ended September 30:	2003	2002	2001(1)
Net Asset Value, Beginning of Period	$6.29	$8.18	$10.00
Income From Investment Operations
Net investment income (loss)	(0.03)	(0.03)	—
Realized and unrealized gains (losses) on investments	1.78	(1.86)	(1.82)
Total From Investment Operations	1.75	(1.89)	(1.82)
Less Dividends and Distributions
Dividends from net investment income	—	—	—
Distributions from capital gains	—	—	—
Total Dividends and Distributions	—	—	—
Net Asset Value, End of Period	$8.04	$6.29	$8.18
Total Return†	27.82%	(23.11)%	(18.20)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$5,528	$4,747	$6,949
Ratio of Net Expenses to Average Net Assets ††	1.25%	1.25%	1.25%
Ratio of Total Expenses to Average Net Assets	2.14%	1.91%	5.35%
Ratio of Net Investment Loss to Average Net Assets ††	(0.34)%	(0.33)%	(0.20)%
Portfolio Turnover Rate †††	187.08%	313.38%	91.38%

†	Returns are for the period indicated and have not been annualized.

††	Inclusive of directed brokerage arrangements, waivers and reimbursements.

†††	Excludes effect of in-kind transfers and mergers.

(1)	Commenced operations February 28, 2001. All ratios for the period have been annualized.

Amounts designated as “ — ” are either $0 or have been rounded to $0.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Constellation Clover Large Cap Value Fund — Class I Shares

For the periods ended September 30:	2003	2002	2001(1)	2000	1999
Net Asset Value, Beginning of Period	$7.86	$9.89	$12.44	$11.43	$9.21
Income From Investment Operations
Net investment income	0.08	0.10	0.11	0.08	0.13
Realized and unrealized gains (losses) on investments	1.70	(2.03)	(1.93)	2.06	2.27
Total From Investment Operations	1.78	(1.93)	(1.82)	2.14	2.40
Less Dividends and Distributions
Dividends from net investment income	(0.08)	(0.10)	(0.11)	(0.09)	(0.13)
Distributions from capital gains	—	—	(0.62)	(1.04)	(0.05)
Total Dividends and Distributions	(0.08)	(0.10)	(0.73)	(1.13)	(0.18)
Net Asset Value, End of Period	$9.56	$7.86	$9.89	$12.44	$11.43
Total Return†	22.72%	(19.66)%	(15.47)%	19.84%	26.17%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$4,792	$4,255	$5,152	$5,163	$2,725
Ratio of Net Expenses to Average Net Assets ††	1.15%	0.95%	0.95%	0.95%	0.95%
Ratio of Total Expenses to Average Net Assets	1.70%	1.54%	3.56%	3.98%	4.13%
Ratio of Net Investment Income to Average Net Assets ††	0.89%	1.06%	1.00%	0.75%	1.20%
Portfolio Turnover Rate†††	58.63%	70.30%	121.20%	153.58%	92.26%

†	Returns are for the period indicated and have not been annualized.

††	Inclusive of waivers and reimbursements.

†††	Excludes effect of in-kind transfers and mergers.

(1) On April 30, 2001, shareholders of the Clover Max Cap Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund’s sub-adviser. In connection with the change in adviser the Fund changed its name to the Turner Large Cap Value Fund effective May 1, 2001.

Amounts designated as “ — ” are either $0 or have been rounded to $0.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Constellation Clover Core Value Fund — Class I Shares

For the periods ended September 30:	2003(1)	2002	2001(2)	2000	1999
Net Asset Value, Beginning of Period	$11.71	$14.85	$14.23	$15.92	$15.85
Income From Investment Operations
Net investment income	0.05	0.08	0.05	0.05	0.21
Realized and unrealized gains (losses) on investments	2.47	(0.61)	0.59	1.79	0.74
Total From Investment Operations	2.52	(0.53)	0.64	1.84	0.95
Less Dividends and Distributions
Dividends from net investment income	(0.05)	(0.08)	(0.02)	(0.07)	(0.21)
Distributions from capital gains	—	(2.53)	—	(3.46)	(0.67)
Total Dividends and Distributions	(0.05)	(2.61)	(0.02)	(3.53)	(0.88)
Net Asset Value, End of Period	$14.18	$11.71	$14.85	$14.23	$15.92
Total Return†	21.61%	(6.37)%	4.50%	13.67%	6.13%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$46,673	$43,571	$41,715	$45,657	$59,602
Ratio of Net Expenses to Average Net Assets ††	1.13%	1.10%	1.10%	1.10%	0.95%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.13%	1.13%	1.16%	1.11%	0.95%
Ratio of Net Investment Income to Average Net Assets ††	0.43%	0.56%	0.30%	0.34%	1.21%
Portfolio Turnover Rate †††	66.61%	103.36%	128.18%	90.15%	98.85%

†	Returns are for the period indicated and have not been annualized.

††	Inclusive of waivers and reimbursements.

†††	Excludes effect of in-kind transfers and mergers.

(1)	Effective April 15, 2003, the Board of Trustees of Turner Funds approved a resolution to change the name of the Turner Midcap Value Fund to the Turner Core Value Fund and to change its principal investment strategy to a “core” approach.

(2)	On April 30, 2001, shareholders of the Clover Equity Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund’s sub-adviser. In connection with the change in adviser the Fund changed its name to the Turner Midcap Value Fund effective May 1, 2001.

Amounts designated as “ — ” are either $0 or have been rounded to $0.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Constellation Clover Small Cap Value Fund — Class I Shares

For the periods ended September 30	2003		2002	2001(1)	2000	1999
Net Asset Value, Beginning of Period	$15.20		$16.69	$16.36	$13.71	$11.49
Income From Investment Operations
Net investment income (loss)	0.01		0.06	0.10	(0.02)	(0.01)
Realized and unrealized gains (losses) on investments	4.04		(1.50)	1.67	3.91	2.48
Total From Investment Operations	4.05		(1.44)	1.77	3.89	2.47
Less Dividends and Distributions
Dividends from net investment income	(0.02	)(2)	(0.05)	(0.05)	—	—
Distributions from capital gains	—		—	(1.39)	(1.24)	(0.25)
Total Dividends and Distributions	(0.02	)(2)	(0.05)	(1.44)	(1.24)	(0.25)
Net Asset Value, End of Period	$19.23		$15.20	$16.69	$16.36	$13.71
Total Return†	26.66%		(8.69)%	12.15%	29.59%	21.82%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$394,946		$464,576	$178,164	$36,254	$16,494
Ratio of Net Expenses to Average Net Assets††	1.27%		1.26%	1.28%	1.40%	1.40%
Ratio of Total Expenses to Average Net Assets	1.27%		1.26%	1.28%	1.47%	1.72%
Ratio of Net Income (Loss) to Average Net Assets ††	0.08%		0.31%	0.37%	(0.11)%	(0.10)%
Portfolio Turnover Rate †††	52.21%		37.60%	120.40%	85.80%	79.93%

†	Returns are for the period indicated and have not been annualized.

††	Inclusive of waivers and reimbursements.

†††	Excludes effect of in-kind transfers and mergers.

(1) On April 30, 2001, shareholders of the Clover Small Cap Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund’s sub-adviser. In connection with the change in adviser the Fund changed its name to the Turner Small Cap Value Fund effective May 1, 2001.

(2) Includes return of capital of $0.004.

Amounts designated as “ — ” are either $0 or have been rounded to $0.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Constellation Clover Core Fixed Income Fund — Class I Shares

For the periods ended September 30:	2003	2002	2001(1)	2000	1999
Net Asset Value, Beginning of Period	$10.55	$10.20	$9.62	$9.50	$10.41
Income From Investment Operations
Net investment income	0.45	0.52	0.54	0.54	0.53
Realized and unrealized gains (losses) on investments	(0.10)	0.35	0.58	0.12	(0.71)
Total From Investment Operations	0.35	0.87	1.12	0.66	(0.18)
Less Dividends and Distributions
Dividends on net investment income	(0.47)	(0.52)	(0.54)	(0.54)	(0.53)
Distributions from capital gains	(0.03)	—	—	—	(0.20)
Total Dividends and Distributions	(0.50)	(0.52)	(0.54)	(0.54)	(0.73)
Net Asset Value, End of Period	$10.40	$10.55	$10.20	$9.62	$9.50
Total Return†	3.37%	8.85%	11.99%	7.21%	(1.78)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$43,391	$42,924	$34,074	$31,486	$32,729
Ratio of Net Expenses to Average Net Assets ††	0.78%	0.75%	0.75%	0.75%	0.75%
Ratio of Total Expenses to Average Net Assets	0.87%	0.87%	1.01%	1.02%	0.97%
Ratio of Net Investment Income to Average Net Assets ††	4.25%	5.03%	5.50%	5.72%	5.40%
Portfolio Turnover Rate	45.87%	49.30%	34.05%	42.40%	28.47%

†	Returns are for the period indicated and have not been annualized.

††	Inclusive of waivers and reimbursements.

(1) On April 30, 2001, shareholders of the Clover Fixed Income Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc. with Clover Capital becoming the Fund’s sub-adviser. In connection with the change in adviser the Fund changed its name to the Turner Core Fixed Income Fund, effective May 1, 2001.

Amounts designated as “ — ” are either $0 or have been rounded to $0.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Constellation Chartwell Ultra Short Duration Fixed Income Fund — Class I Shares

For the periods ended September 30:	2003	2002	2001	2000	1999(1)
Net Asset Value, Beginning of Period	$10.23	$10.22	$10.05	$10.05	$10.09
Income From Investment Operations
Net investment income	0.08 (2)	0.25	0.54	0.61	0.54
Realized and unrealized gains (losses) on investments	0.06	0.05	0.15	0.01	(0.02)
Total From Investment Operations	0.14	0.30	0.69	0.62	0.52
Less Dividends and Distributions
Dividends from net investment income	(0.19)	(0.29)	(0.52)	(0.62)	(0.56)
Distributions from capital gains	(0.01)	—	—	—	—
Total Dividends and Distributions	(0.20)	(0.29)	(0.52)	(0.62)	(0.56)
Net Asset Value, End of Period	$10.17	$10.23	$10.22	$10.05	$10.05
Total Return†	1.40%	2.95%	7.09%	6.34%	5.34%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$462,567	$470,021	$93,531	$30,365	$3,207
Ratio of Net Expenses to Average Net Assets ††	0.41%	0.36%	0.36%	0.36%	0.00%
Ratio of Total Expenses to Average Net Assets	0.62%	0.60%	0.87%	1.25%	6.53%
Ratio of Net Investment Income to Average Net Assets ††	0.78%	2.27%	5.09%	6.15%	5.50%
Portfolio Turnover Rate	222.09%	71.47%	118.53%	140.55%	154.33%

†	Returns are for the period indicated and have not been annualized.

††	Inclusive of waivers and reimbursements.

(1) On May 24, 1999 shareholders of the Alpha Select Turner Short Duration Government Fund-One Year Portfolio (the “Fund”) approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the Turner Short Duration Government Fund-One Year Portfolio.

(2) Based on average shares outstanding

Amounts designated as “ — ” are either $0 or have been rounded to $0.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Constellation Chartwell Ultra Short Duration Fixed Income Fund — Class II Shares

For the periods ended September 30:	2003	2002	2001	2000	1999(1)
Net Asset Value, Beginning of Period	$10.27	$10.26	$10.09	$10.10	$10.11
Income From Investment Operations
Net investment income	0.05 (2)	0.25	0.50	0.57	0.47
Realized and unrealized gains on investments	0.07	0.02	0.17	0.02	0.02
Total From Investment Operations	0.12	0.27	0.67	0.59	0.49
Less Dividends and Distributions
Dividends from net investment income	(0.17)	(0.26)	(0.50)	(0.60)	(0.50)
Distributions from capital gains	(0.01)	—	—	—	—
Total Dividends and Distributions	(0.18)	(0.26)	(0.50)	(0.60)	(0.50)
Net Asset Value, End of Period	$10.21	$10.27	$10.26	$10.09	$10.10
Total Return†	1.15%	2.69%	6.82%	6.00%	5.00%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$5,964	$8,888	$6,106	$8,934	$3,155
Ratio of Net Expenses to Average Net Assets ††	0.66%	0.61%	0.61%	0.61%	0.23%
Ratio of Total Expenses to Average Net Assets	0.87%	0.85%	1.10%	1.48%	6.76%
Ratio of Net Investment Income to Average Net Assets ††	0.51%	2.11%	5.19%	5.72%	5.13%
Portfolio Turnover Rate	222.09%	71.47%	118.53%	140.55%	154.33%

†	Returns are for the period indicated and have not been annualized.

††	Inclusive of waivers and reimbursements.

(1) On May 24, 1999 shareholders of the Alpha Select Turner Short Duration Government Fund-One Year Portfolio (the “Fund”) approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the Turner Short Duration Government Fund-One Year Portfolio.

(2) Based on average shares outstanding

Amounts designated as “ — ” are either $0 or have been rounded to $0.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Constellation Chartwell Short Duration Fixed Income Fund — Class I Shares

For the periods ended September 30:	2003	2002	2001	2000	1999(1)
Net Asset Value, Beginning of Period	$10.24	$10.16	$9.82	$9.84	$10.25
Income From Investment Operations
Net investment income	0.17 (2)	0.35	0.57	0.58	0.55
Realized and unrealized gains (losses) on investments	0.05	0.12	0.32	(0.01)	(0.27)
Total From Investment Operations	0.22	0.47	0.89	0.57	0.28
Less Dividends and Distributions
Dividends from net investment income	(0.25)	(0.39)	(0.55)	(0.59)	(0.55)
Distributions from capital gains	(0.07)	—	—	—	(0.14)
Total Dividends and Distributions	(0.32)	(0.39)	(0.55)	(0.59)	(0.69)
Net Asset Value, End of Period	$10.14	$10.24	$10.16	$9.82	$9.84
Total Return†	2.15%	4.69%	9.35%	6.00%	2.89%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$252,772	$264,010	68,405	$42,092	38,687
Ratio of Net Expenses to Average Net Assets ††	0.41%	0.36%	0.36%	0.36%	0.24%
Ratio of Total Expenses to Average Net Assets	0.62%	0.60%	0.72%	0.74%	1.31%
Ratio of Net Investment Income to Average Net Assets ††	1.65%	3.27%	5.65%	5.94%	6.21%
Portfolio Turnover Rate	200.20%	177.71%	103.92%	136.01%	257.98%

†	Returns are for the period indicated and have not been annualized.

††	Inclusive of waivers and reimbursements.

(1) On January 25, 1999 shareholders of the Alpha Select Turner Short Duration Government Fund-Three Year Portfolio (the “Fund”) approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIP Turner Short Duration Government Fund-Three Year Portfolio.

(2) Based on average shares outstanding.

Amounts designated as “ — ” are either $0 or have been rounded to $0.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Constellation Chartwell Short Duration Fixed Income Fund — Class II Shares

For the periods ended September 30:	2003	2002	2001	2000	1999(1)
Net Asset Value, Beginning of Period	$10.21	$10.12	$9.78	$9.80	$9.95
Income From Investment Operations
Net investment income	0.14 (2)	0.32	0.54	0.58	0.68
Realized and unrealized gains (losses) on investments	0.04	0.13	0.33	(0.02)	(0.13)
Total From Investment Operations	0.18	0.45	0.87	0.56	0.55
Less Dividends and Distributions
Dividends from net investment income	(0.22)	(0.36)	(0.53)	(0.58)	(0.70)
Distributions from capital gains	(0.07)	—	—	—	—
Total Dividends and Distributions	(0.29)	(0.36)	(0.53)	(0.58)	(0.70)
Net Asset Value, End of Period	$10.10	$10.21	$10.12	$9.78	$9.80
Total Return†	1.79%	4.53%	9.10%	5.92%	5.64%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$2,246	$8,356	$8,130	$6,479	$87
Ratio of Net Expenses to Average Net Assets ††	0.66%	0.61%	0.61%	0.61%	0.48%
Ratio of Total Expenses to Average Net Assets	0.87%	0.85%	0.96%	0.95%	0.95%
Ratio of Net Investment Income to Average Net Assets ††	1.41%	3.21%	5.40%	5.90%	5.71%
Portfolio Turnover Rate	200.20%	177.71%	103.92%	136.01%	257.98%

†	Returns are for the period indicated and have not been annualized.

††	Inclusive of waivers and reimbursements.

(1)	Commenced operations on April 28, 1999. All ratios for the period have been annualized.

(2)	Based on average shares outstanding.

Amounts designated as “ — ” are either $0 or have been rounded to $0.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Constellation Chartwell High Yield Fund — Class I Shares

For the periods ended September 30:	2003	2002(1)	2001	2000	1999(2)
Net Asset Value, Beginning of Period	$4.45	$5.49	$8.10	$8.82	$8.91
Income From Investment Operations
Net investment income	0.37	0.64	0.78	0.79	0.83
Realized and unrealized gains (losses) on investments	0.56	(1.04)	(2.61)	(0.72)	(0.09)
Total From Investment Operations	0.93	(0.40)	(1.83)	0.07	0.74
Less Dividends and Distributions
Dividends from net investment income	(0.36)	(0.64)	(0.78)	(0.79)	(0.83)
Distributions from capital gains	—	—	—	—	—
Total Dividends and Distributions	(0.36)	(0.64)	(0.78)	(0.79)	(0.83)
Net Asset Value, End of Period	$5.02	$4.45	$5.49	$8.10	$8.82
Total Return †	21.61%	(8.05)%	(23.66)%	0.56%	8.65%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$9,408	$9,432	$13,977	$32,560	$41,922
Ratio of Expenses to Average Net Assets ††	0.76%	0.68%	0.68%	0.68%	0.68%
Ratio of Total Expenses to Average Net Assets	1.16%	1.47%	1.38%	1.04%	1.14%
Ratio of Net Investment Income to Average Net Assets ††	7.71%	12.78%	11.18%	8.94%	9.11%
Portfolio Turnover Rate	241.14%	171.13%	85.80%	76.00%	96.98%

†	Returns are for the period indicated and have not been annualized.

††	Inclusive of waivers and reimbursements.

(1)        The information set forth in this table for the periods prior to May 1, 2002, is the financial data of the Penn Capital Strategic High Yield Bond Fund. Effective May 1, 2002, Turner Investment Partners, Inc. became the Fund’s adviser.

(2)        On January 25, 1999, shareholders of the Alpha Select Penn Capital High Yield Bond Fund (the “Fund”) approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the Turner Penn Capital High Yield Bond Fund.

Amounts designated as “ — ” are either $0 or have been rounded to $0.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Constellation Strategic Value and High Income Fund — Class I Shares(1)

For the periods ended September 30:	2003(2)
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations
Net investment income	0.25
Realized and unrealized gains on investments	2.58
Total From Investment Operations	2.83
Less Dividends and Distributions
Dividends from net investment income	(0.25)
Distributions from capital gains	—
Total Dividends and Distributions	(0.25)
Net Asset Value, End of Period	$12.58
Total Return†	28.57%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$443
Ratio of Net Expenses to Average Net Assets ††	0.25%
Ratio of Total Expenses to Average Net Assets ††	21.93%
Ratio of Net Investment Income to Average Net Assets	3.27%
Portfolio Turnover Rate	396.69%

†	Returns are for the period indicated and have not been annualized.

††	Inclusive of waivers and reimbursements.

(1)       Constellation Turner Strategic Value and High Income Fund and its shareholders indirectly bear a pro rata share of the expenses of the underlying Constellation Funds. The expense ratios do not include such expenses. Recognition of net investment income is affected by the timing of the declaration of dividends by the Constellation Funds in which the Constellation Strategic Value and High Income Fund invest.

(2)       Commenced operations on October 31, 2002. All ratios for the period have been annualized.

Amounts designated as “ — ” are either $0 or have been rounded to $0.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Constellation Funds

Investment Adviser
Constellation Investment Management Company LP
1205 Westlakes Drive, Suite 100
Berwyn, PA 19312

Investment Sub-Adviser
Turner Investment Partners, Inc.
1205 Westlakes Drive, Suite 100
Berwyn, PA 19312

Clover Capital Management, Inc.
110 Office Park Way
Pittsford, NY 14534

Chartwell Investment Partners
1235 Westlakes Drive, Suite 400,
Berwyn, PA 19312.

Distributor
Constellation Investment Distribution Company, Inc.
1205 Westlakes Drive, Suite 100
Berwyn, PA 19312

Legal Counsel
Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated April 15, 2004, includes detailed information about the Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports contain each Fund’s holdings and contain information from the Funds’ managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:
By Telephone: Call 1-800-224-6312
By Mail: Write to Constellation Funds at:
P.O. Box 219520
Kansas City, Missouri 64105-9520
[By Internet: http://[url]]

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Constellation Funds, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Funds’ Investment Company Act registration number is 811-8104.